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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

111 Fifth Avenue New York, New York			10003
(Address of principal executive offices)			(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

ITEM 1.  Reports to Stockholders.

A pooled funding vehicle for:
• variable annuity contracts • variable life insurance policies • qualified pension plans • qualified retirement plans

The Alger Portfolios

SEMI-ANNUAL REPORT

June 30, 2010

(Unaudited)

Table of Contents

THE ALGER PORTFOLIOS

Letter to Our Shareholders	1

Portfolio Highlights	10

Portfolio Summary	17

Schedules of Investments	19

Statements of Assets and Liabilities	64

Statements of Operations	66

Statements of Changes in Net Assets	68

Financial Highlights	72

Notes to Financial Statements	84

Additional Information	103

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Dear Shareholders,	June 30, 2010

Fundamentals and investor emotions are the two primary drivers of market performance. At times, emotions dominate short-term market performance, while fundamentals drive the market’s longer term direction.   We expected 2010 to be a year of “policy uncertainty” with investors frustrated by a lack of clarity in domestic fiscal policies, health care reform, regulation of financial firms, and the conflicts in Afghanistan and Iraq.

During the six-month period, investors reacted as expected to such uncertainty by continuing to reduce their U.S. equity holdings and by increasing their allocations to cash and short term bonds.  Headline grabbing events such as the sovereign debt crisis in European countries and China’s efforts to moderate its growth contributed to investors’ flight from equities.  For the six-month period, the S&P 500 Index declined 6.59%, with much of the drop occurring almost directly after the conclusion of stellar first quarter corporate earnings announcements.

We maintain our view that the stock market is fundamentally sound and attractive — corporate earnings for the second quarter, which are now largely complete, continue to be better than expected — and that stocks are in a process of consolidating 2009’s gains.  We think it’s time to “Buy the Dips.”  Whether the market has significant downside near term is something that no one will really know except in hindsight.  But we believe it’s quite likely that the market lows in July (around 1000 for the S&P 500) will ultimately be the trough level for this phase of the market cycle.  These market lows may, and likely will, be tested again in this fragile, emotional and volatile phase of the market, but we think considerable opportunity exists for significant gains during the remainder of this year and into 2011.

According to Morningstar, an unusually long, multiyear run out of U.S. equities has continued this year, underscoring that the asset class is very much out of favor with investors.  Encouragingly, as a result of stock underperformance and corporate earnings outperformance, we believe valuations are very attractive.  Ultimately, the many positive factors driving the ongoing corporate recovery will reconnect with a market looking forward calmly, if not optimistically.  When they do, we think investors on the sideline waiting for the “all clear” signal will have missed out on a significant portion of a new bull market.  This could be a costly mistake.  For example, investors who cashed out during the first week of July would have recognized losses of almost 10% for 2010 (based on the S&P 500’s decline).  Just three weeks later, the S&P 500 was up 9% from those July seller’s lows, and down only 1.7% year to date.   Similarly, investors who missed the beginning months of the bull market that started in the middle of 2004 missed more than half of the overall gains during the subsequent 18-month period.  The market moves fast, and long-term success is built on discipline, focus and the will to stay the course when things are uncertain.

Global Concerns Grow

Fears that the debt crisis in Greece and Turkey might spread to other countries weighed heavily on equity markets.  In Turkey, government austerity plans developed to ensure that sovereign debt could be serviced sparked riots as the euro depreciated and European banks became less willing to lend to one another.  The concerns are noteworthy as the combined GDP of countries with the largest debt problems—primarily Portugal, Ireland, Greece and Spain—represents an estimated 35% of the combined GDP of euro zone members.  European authorities have responded rapidly and a resolution of the debt problem could go a long way in improving investors’ confidence in the region.  That appears to already be happening.

In July, 91 European banks were “stress tested” by European regulators.  Only seven failed.  While the rigor of the stress test was subject to question, the results sparked bond and equity rallies in various European countries and a decline in the cost to insure against bank defaults.  More encouraging, the decline in the euro has made goods manufactured within the region more affordable, helping the region to become more competitive as an exporter. An increase in exporting activity — which is already occurring with some of the larger members of the euro zone—may help European countries grow their GDP and possibly their ability to pay down debt.  In Germany, which is the largest member of the euro zone and a strong export-driven economy, combined industrial orders for April and May were 5.6% higher than for February and March.  The country’s manufacturing orders from businesses located outside of the euro zone, meanwhile, also picked up, and following the end of the second quarter, Germany’s economic minister modestly raised the country’s GDP growth estimate for 2010.

However, more important for our U.S. market outlook is China.  During the first quarter of 2010, China’s GDP expanded at a blistering annualized rate of 11.9%, fueling investors’ hopes that the country’s growth would support the ongoing global economic recovery. The World Bank dampened that exuberance in June when it lowered its estimate for China’s 2010 GDP growth to 9.5% and to 8.5% for 2011.  China has been adopting increasingly restrictive fiscal and economic policies since the fall of 2009 in an explicit effort to slow its economy and promote more sustainable long-term growth.  Investors so far have been very pessimistic about China’s ability to manage its economy, resulting in Chinese stocks underperforming equities of many other countries.

We are much more optimistic.  Our research and monitoring of events and companies in China suggests that its government will soon relax economic policy to a more neutral, pro-growth, stance.  China’s record in fiscal and economic management for the past decade and through the most recent global financial crisis has been excellent in our view.  While China has its share of challenges, we wouldn’t bet against continued success.  Most importantly, we think U.S. equities, especially those of companies with exposure to the positive dynamic of China’s growth and influence across sectors, will benefit as this policy relaxation occurs.  China’s new five-year plan for its economy, with a focus on a rebalancing toward a more consumer-driven economy, will be a positive catalyst that is likely to occur before year-end.

U.S. Economic Growth Slows

Concerns that U.S. economic expansion slowed also surfaced during later portion of the six-month period.  For example, retail sales rose for the seventh consecutive month in April.  Yet, that trend eventually reversed, with sales declining 1.2% in May and 0.5% in June.

In real estate, sales of new and existing homes in March increased, with much of the activity driven by the April 30 expiration of the homebuyer tax incentive program.  Following the expiration, a significant drop off in the housing market occurred, with a 33% decline in sales of new homes in May.  June was also discouraging with sales of existing homes dropping 5.1%.  While the housing market remains very weak, our analysis based on historical trends, the demographics of population growth and household formation suggests that current levels of new home construction are at an extreme low and, in the longer term, an unsustainably low level. With an overhang of foreclosed homes adding to supply, the lift may not be soon, nor uniform, across the U.S., but we think large drops in activity levels are unlikely from here.  Prices, however, may be another matter, and we would not be surprised to see some further weakening due to high levels of housing inventory for sale in many (not all) markets.

Unemployment has remained stubbornly stuck at or above 9.5%, with artificial job creation from U.S. Census hiring being coupled with an increase in people unemployed but not looking for work at all — a perverse way of “lowering” the official unemployment statistic.  However, while the job market continued to languish, personal income actually climbed 0.4% in May, a result of an increase in hours worked.

With a modest 0.2% increase in personal spending, Americans’ savings rate climbed to 4.0%.  At the same time, Americans continued to pay down their debt.   Total consumer debt, which excludes mortgages, sank $9.1 billion in May to a seasonally adjusted $2.41 trillion, according to the Federal Reserve. It was the 15th drop in the last 17 months.  One would hope our elected representatives (on both sides) would take note and follow suit for our U.S. Government’s budget deficit and debt.  In another encouraging development, business activity continued to pick up, with the Institute for Supply Management reporting growth in June, marking the 11th consecutive month of expansion in manufacturing.

Going Forward

For Alger, the current state of investor emotions overshadowing solid market fundamentals is creating attractive opportunities.  Alger’s research driven process, we believe, is well suited to identify such opportunities in uncertain markets while also identifying corporations that are well positioned to benefit from changes in their industries and the economy.

Portfolio Matters

The Alger Capital Appreciation Portfolio

The Alger Capital Appreciation Portfolio returned -9.52% for the six-month period ended June 30, 2010, compared to the Russell 3000 Growth Index return of -7.24%.

During the period, the largest sector weightings in the Alger Capital Appreciation Portfolio were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Information Technology and the largest sector underweight for the period was in Consumer Staples. Relative outperformance in Materials and Consumer Staples sectors was the most important contributor to performance. Sectors that detracted from performance included Health Care and Consumer Discretionary.

Among the most important relative contributors were Microsoft Corp., Las Vegas Sands Corp., Monsanto Co., Patriot Coal Corp., and Intel Corp.  Conversely, detracting from overall results on a relative basis were Marvell Technology Group Ltd., Pfizer Inc., Hewlett-Packard Co., Baxter International Inc., and MasterCard Inc.

The Alger Large Cap Growth Portfolio

The Alger Large Cap Growth Portfolio returned -8.19% for the six-month period ended June 30, 2010, compared with a return of -7.64% for the Russell 1000 Growth Index.

During the period, the largest sector weightings in the Portfolio were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Energy and the largest sector underweight for the period was in Consumer Discretionary. Relative outperformance in the Consumer Discretionary and Industrials sectors was the most important contributor to performance. Sectors that detracted from performance included Financials and Health Care.

Among the most important contributors to relative performance were Las Vegas Sands Corp., The Boeing Co., Exxon Mobil Corp., Microsoft Corp. and Marriott International Inc. Conversely, detracting from overall results on a relative basis were Pfizer Inc., Transocean Ltd., Chevron Corp., MasterCard Inc., and Baxter International Inc.

Alger Mid Cap Growth Portfolio

For the six-month period ended June 30, 2010, the Alger Mid Cap Growth Portfolio returned -6.93%, compared to the Russell Midcap Growth Index return of -3.31%.

During the period, the largest sector weightings in the Alger Mid Cap Growth Portfolio were in the Information Technology and Consumer Discretionary sectors. The largest sector overweight for the period was in Information Technology and the largest sector underweight for the period was in Consumer Staples. Relative outperformance in the Information Technology and Consumer Staples sectors was the most important contributor to performance. Sectors that detracted from the portfolio included Health Care and Industrials.

Among the most important relative contributors were Mariner Energy Inc., Netflix Inc., OpenTable Inc., Skyworks Solutions Inc., and Universal Health Services Inc.  Conversely, detracting from overall results on a relative basis were Select Medical Holdings Corporation, Duoyuan Global Water Inc. ADS, SmartHeat Inc., Nexen Inc., and Brocade Communications Systems Inc.

Alger SMid Cap Growth Portfolio

The Alger SMid Cap Growth Portfolio returned -3.45% for the six-month period ended June 30, 2010, compared to the Russell 2500 Growth Index return of -1.82%.

During the period, the largest sector weightings in the Alger SMid Cap Growth Portfolio were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Industrials and the largest sector underweight was in Consumer Staples.  Relative outperformance in the Materials and Energy sectors was the most important contributor to performance. Sectors that detracted from performance included Consumer Discretionary and Industrials.

Among the most important relative contributors were Genworth Financial Inc., Parexel International Corp., Thoratec Corp., Cliffs Natural Resources Inc. and OSI Pharmaceuticals. Conversely, detracting from overall results on a relative basis were Sykes Enterprises Inc., Inverness Medical Innovations Inc., Select Medical Holdings Corporation, Gammon Gold Inc., and Brocade Communications Systems Inc.

Alger Small Cap Growth Portfolio

For the six-month period ended June 30, 2010, the Alger Small Cap Growth Portfolio returned -1.52%, compared to the Russell 2000 Growth Index, which returned -2.30%.

During the period, the largest sector weightings in the Alger Small Cap Growth Portfolio were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Industrials and the largest sector underweight was in Information Technology. Relative outperformance in the Energy and Information Technology sectors was the most important contributor to performance. Sectors that detracted from the portfolio included Financials and Consumer Discretionary.

Among the most important contributors to relative performance were Mariner Energy Inc., OSI Pharmaceuticals, Dollar Thrifty Automotive Group Inc., Finisar Corp., and Parexel International Corp. Conversely, detracting from relative performance were InterMune Inc., Select Medical Holdings Corp., Sykes Enterprises Inc., Brocade Communications Systems Inc., and Gammon Gold Inc.

Alger Growth & Income Portfolio

The Alger Growth & Income Portfolio returned -8.87% for the six-month period ended June 30, 2010, compared to the Russell 1000 Growth Index return of -7.64%.

During the period, the largest sector weightings in the Alger Growth & Income Portfolio were in the Information Technology and Consumer Staples sectors, while the largest sector overweight for the period was in Energy. The largest sector underweight for the period was in Information Technology. Relative outperformance in the Information Technology and Consumer Staples sectors was the most important contributor to performance. Sectors that detracted from the portfolio included Energy and Health Care.

Among the most important relative contributors were Google Inc., Host Hotels & Resorts Inc., The Boeing Co., Microsoft Corp., and Enterprise Products Partners L.P. Conversely, detracting from overall results on a relative basis were Pfizer Inc., Lazard Ltd., Transocean Ltd., Apple Inc., and Verizon Communications Inc.

Alger Balanced Portfolio

The Alger Balanced Portfolio returned -2.97% for the six-month period ended June 30, 2010, compared to the Russell 1000 Growth Index, which returned -7.64% and the Barclay’s Capital U.S. Government/Credit Bond Index, which returned 5.49%.

During the period, the largest sector weightings in the equity portion of the Alger Balanced Portfolio were in the Information Technology and Consumer Staples sectors. The largest sector overweight for the period was Energy and the largest sector underweight for the period was Information Technology. Relative outperformance in the Information Technology and Consumer Discretionary sectors was the most important contributor to performance. Sectors that detracted from the portfolio included Energy and Health Care.

Among the most important relative contributors were Google Inc., The Boeing Co., Gilead Sciences Inc., Microsoft Corp., and Cheesecake Factory Inc. Conversely, detracting from overall results on a relative basis were Transocean Ltd., Anadarko Petroleum Corp., Pfizer Inc., Inverness Medical Innovations Inc., and Petroleo Brasileiro SA.

As always, we strive to deliver consistently superior investment results for you, our shareholders, and we thank you for your business and your continued confidence in Alger.

Respectfully submitted,

Daniel C. Chung

Chief Investment Officer

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses, or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Portfolio. This report is not authorized for distribution to prospective investors in the Portfolios unless proceeded or accompanied by an effective prospectus for the Funds. Funds’ returns represent the fiscal six-month period return of Class I-2 shares. Returns include reinvestment of dividends and distributions.

The performance data quoted represents past performance, which is not an indication or guarantee of future results.

Standard performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the Portfolio’s management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of June 30, 2010. Securities mentioned in the Shareholders letter, if not found in the Schedule of Investments, may have been held by the Portfolios during the six-month fiscal period.

A Word About Risk

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources.  Portfolios that invest in fixed-income securities, such as the Alger Balanced Portfolio, are subject to the fixed income securities’ sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall. They are also subject to the risk of a decline in the value of the Portfolios’ securities in the event of an issue’s falling credit rating or actual default. The Funds that invest in mortgage and asset backed securities are subject to prepayment risk; thus the average life of the security may be less than maturity. Portfolios that participate in leveraging, such as the Alger Capital Appreciation Portfolio and Alger SMid Cap Growth Portfolio, are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, Portfolio net asset values can decrease more quickly than if a Portfolio had not borrowed. For a more detailed discussion of the risks associated with a Portfolio, please see the Portfolio’s Prospectus.

Before investing, carefully consider a fund’s investment objective, risks, charges, and expenses. For a prospectus containing this and other information about The Alger Funds call us at (800) 992-3863 or visit us at www.alger.com. Read it carefully before investing.

Fred Alger & Company, Incorporated, Distributor. Member NYSE Euronext, SIPC.

NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

Definitions:

•        Standard & Poor’s 500 Index (S&P 500 Index) is an index of 500 leading companies in leading industries in the United States.

•        Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on the total market capitalization, which represents 99% of the U.S. Equity Market.

•        Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1,000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•        Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately 27% of the total market capitalization of the Russell 1000 companies.

•        Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the small to mid-cap segment of the U.S. equity universe, commonly referred to as SMid cap. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

•        Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

•        The Barclays Capital U.S. Government/Credit Bond Index is an index designed to track performance of government and corporate bonds.

ALGER CAPITAL APPRECIATION PORTFOLIO

Portfolio Highlights Through June 30, 2010 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Capital Appreciation Portfolio Class I-2 shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended June 30, 2010. Figures for the Alger Capital Appreciation Portfolio Class I-2 shares and the Russell 3000 Growth Index include reinvestment of dividends. Performance for Alger Capital Appreciation Portfolio Class S shares will be lower from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON AS OF 6/30/10

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class I-2 (Inception 1/25/95)	15.29%	6.23%	(1.52)%	11.63%
Russell 3000 Growth Index	13.96%	0.44%	(4.89)%	5.85%

Class S (Inception 5/1/02)	14.92%	5.95%	n/a	4.46%
Russell 3000 Growth Index	13.96%	0.44%	n/a	1.44%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the Portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower.  Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER LARGE CAP GROWTH PORTFOLIO

Portfolio Highlights Through June 30, 2010 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Large Cap Growth Portfolio Class I-2 shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended June 30, 2010. Figures for the Alger Large Cap Growth Portfolio Class I-2 shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger Large Cap Growth Portfolio Class S shares will be lower from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON AS OF 6/30/10

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class I-2 (Inception 1/9/89)	17.36%	0.36%	(3.29)%	9.64%
Russell 1000 Growth Index	13.62%	0.38%	(5.14)%	8.01%

Class S (Inception 5/1/02)	17.00%	0.09%	n/a	0.78%
Russell 1000 Growth Index	13.62%	0.38%	n/a	1.33%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the Portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower.  Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER MID CAP GROWTH PORTFOLIO

Portfolio Highlights Through June 30, 2010 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Mid Cap Growth Portfolio Class I-2 shares and Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended June 30, 2010. Figures for the Alger Mid Cap Growth Portfolio Class I-2 shares and Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger Mid Cap Growth Portfolio Class S shares will be lower from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON AS OF 6/30/10

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class I-2 (Inception 5/3/93)	17.63%	(1.45)%	(0.20)%	9.70%
Russell Midcap Growth Index	21.30%	1.37%	(1.98)%	7.63%

Class S (Inception 5/1/02)	17.27%	(1.72)%	n/a	1.64%
Russell Midcap Growth Index	21.30%	1.37%	n/a	4.20%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the Portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower.  Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER SMID CAP GROWTH PORTFOLIO

Portfolio Highlights Through June 30, 2010 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger SMid Cap Growth Portfolio Class I-2 shares and the Russell 2500 Growth Index (an unmanaged index of common stocks) from January 2, 2008, the inception date of the Alger SMid Cap Growth Portfolio, through June 30, 2010. Figures for both the Alger SMid Cap Growth Class I-2 shares and the Russell 2500 Growth Index include reinvestment of dividends.

PERFORMANCE COMPARISON AS OF 6/30/10

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class I-2 (Inception 1/2/08)	19.66%	n/a	n/a	(13.33)%
Russell 2500 Growth Index	21.44%	n/a	n/a	(7.94)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the Portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower.  Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER SMALL CAP GROWTH PORTFOLIO

Portfolio Highlights Through June 30, 2010 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Small Cap Growth Portfolio Class I-2 shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended June 30, 2010. Figures for both the Alger Small Cap Growth Portfolio Class I-2 shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger Small Cap Growth Portfolio Class S shares will be lower from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON AS OF 6/30/10

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class I-2 (Inception 9/21/88)	20.70%	4.00%	(2.32)%	9.13%
Russell 2000 Growth Index	17.98%	1.14%	(1.72)%	6.10%

Class S (Inception 5/1/02)	20.44%	3.75%	n/a	5.59%
Russell 2000 Growth Index	17.98%	1.14%	n/a	2.87%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the Portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower.  Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER GROWTH & INCOME PORTFOLIO

Portfolio Highlights Through June 30, 2010 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Growth & Income Portfolio Class I-2 shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended June 30, 2010. Figures for each of the Alger Growth & Income Portfolio Class I-2 shares and the Russell 1000 Growth Index include reinvestment of dividends.

PERFORMANCE COMPARISON AS OF 6/30/10

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class I-2 (Inception 11/15/88)	10.89%	(1.96)%	(3.47)%	7.25%
Russell 1000 Growth Index	13.62%	0.38%	(5.14)%	8.12%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the Portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower.  Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER BALANCED PORTFOLIO

Portfolio Highlights Through June 30, 2010 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Balanced Portfolio Class I-2 shares, the Russell 1000 Growth Index (an unmanaged index of common stocks) and the Barclays Capital U.S. Gov’t/Credit Bond Index (an unmanaged index of government and corporate bonds) for the ten years ended June 30, 2010. Figures for each of the Alger Balanced Portfolio Class I-2 shares, the Russell 1000 Growth Index and the Barclays Capital U.S. Gov’t/Credit Bond Index include reinvestment of dividends and interest. Performance for the Alger Balanced Portfolio Class S shares will be lower from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON AS OF 6/30/10

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class I-2 (Inception 9/5/89)	13.31%	1.48%	0.80%	7.19%
Russell 1000 Growth Index	13.62%	0.38%	(5.14)%	6.93%
Barclays Capital U.S. Gov’t/Credit Bond Index	9.65%	5.26%	6.48%	7.19%

Class S (Inception 5/1/02)	9.86%	1.05%	n/a	2.38%
Russell 1000 Growth Index	13.62%	0.38%	n/a	1.33%
Barclay’s Capital U.S. Gov’t/Credit Bond Index	9.65%	5.26%	n/a	5.80%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the Portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower.  Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

Portfolio Summary†

June 30, 2010 (Unaudited)

SECTORS	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio
Consumer Discretionary	8.0%	8.2%	16.2%
Consumer Staples	4.9	12.3	2.9
Energy	9.8	8.0	6.5
Financials	6.4	6.3	11.6
Health Care	12.5	14.4	17.9
Industrials	11.0	10.3	13.4
Information Technology	39.3	32.9	23.5
Materials	2.7	4.7	4.3
Telecommunication Services	0.2	0.7	1.1
Utilities	0.0	1.1	0.0
Short-Term and Net Other Assets	5.2	1.1	2.6
	100.0%	100.0%	100.0%

SECTORS	Alger SMid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	Alger Growth & Income Portfolio
Consumer Discretionary	16.7%	18.3%	9.4%
Consumer Staples	2.2	2.2	14.4
Energy	4.3	3.7	12.9
Financials	6.4	4.6	12.4
Health Care	17.5	20.2	11.4
Industrials	17.0	17.6	10.7
Information Technology	25.1	23.8	18.9
Materials	3.9	2.8	4.2
Telecommunication Services	1.3	1.0	2.8
Utilities	1.2	1.3	2.9
Short-Term and Net Other Assets	4.4	4.5	0.0
	100.0%	100.0%	100.0%

SECTORS/SECURITY TYPES	Alger Balanced Portfolio
Consumer Discretionary	4.3%
Consumer Staples	6.6
Energy	4.6
Exchange Traded Funds	0.7
Financials	6.9
Health Care	6.3
Industrials	5.6
Information Technology	12.4
Materials	2.0
Telecommunication Services	0.4
Utilities	0.4
Total Equity Securities	50.2%
Asset Backed Securities	1.0%
Collateralized Mortgage Obligations	2.1
Convertible Corporate Bonds	3.6
Corporate Bonds	26.1
U.S. Government & Agency Mortgage Backed Obligations	4.9
U.S. Government & Agency Obligations (excluding Mortgage Backed)	10.4
Total Debt Securities	48.1%
Short-Term and Net Other Assets	1.7%
100.0%

† Based on net assets for each Portfolio.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡ (Unaudited) June 30, 2010

	SHARES	VALUE
COMMON STOCKS—94.8%
ADVERTISING—0.4%
Focus Media Holding Ltd.#*	63,500	$986,155

AEROSPACE & DEFENSE—1.5%
Goodrich Corp.	20,400	1,351,500
Lockheed Martin Corp.	14,900	1,110,050
United Technologies Corp.	19,200	1,246,272
		3,707,822
AIR FREIGHT & LOGISTICS—1.8%
FedEx Corp.	18,500	1,297,035
United Parcel Service Inc., Cl. B	54,100	3,077,749
		4,374,784
APPLICATION SOFTWARE—1.7%
Adobe Systems Inc. *	91,700	2,423,631
Nice Systems Ltd. #*	26,100	665,289
Synopsys Inc. *	49,100	1,024,717
		4,113,637
AUTO PARTS & EQUIPMENT—0.9%
Lear Corp.*	34,600	2,290,520

BIOTECHNOLOGY—1.8%
Amgen Inc. *	50,900	2,677,340
Human Genome Sciences Inc. *	68,400	1,549,944
		4,227,284
COAL & CONSUMABLE FUELS—1.5%
Peabody Energy Corp.	93,800	3,670,394

COMMUNICATIONS EQUIPMENT—2.7%
Cisco Systems Inc. *	165,600	3,528,936
Qualcomm Inc.	88,300	2,899,772
		6,428,708
COMPUTER HARDWARE—10.2%
Apple Inc. *	49,100	12,350,123
Hewlett-Packard Co.	276,700	11,975,576
		24,325,699
COMPUTER STORAGE & PERIPHERALS—0.9%
EMC Corp.*	120,900	2,212,470

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
ArvinMeritor Inc. *	99,500	1,303,450
Cummins Inc.	19,000	1,237,470
		2,540,920
DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Mastercard Inc.	24,700	4,928,391

DEPARTMENT STORES—0.9%
Kohl’s Corp.*	45,400	2,156,500

FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Mosaic Co., /The	10,600	413,188

GOLD—1.1%
Yamana Gold Inc.	278,200	2,865,460

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—3.3%
Baxter International Inc.	69,900	$2,840,736
Covidien PLC	106,600	4,283,188
Insulet Corp. *	62,700	943,635
		8,067,559
HEALTH CARE FACILITIES—0.4%
Health Management Associates Inc., Cl. A*	114,500	889,665

HEALTH CARE SERVICES—1.1%
Medco Health Solutions Inc.*	48,200	2,654,856

HOME ENTERTAINMENT SOFTWARE—1.2%
Activision Blizzard Inc.	276,400	2,899,436

HOME IMPROVEMENT RETAIL—0.9%
Lowe’s Companies, Inc.	109,500	2,235,990

HOTELS RESORTS & CRUISE LINES—0.6%
Wyndham Worldwide Corporation	76,800	1,546,752

HOUSEHOLD APPLIANCES—0.8%
Stanley Black & Decker Inc.	39,400	1,990,488

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.2%
Towers Watson & Co.	13,600	528,360

HYPERMARKETS & SUPER CENTERS—2.0%
Wal-Mart Stores Inc.	97,700	4,696,439

INDUSTRIAL CONGLOMERATES—2.9%
3M Co.	32,400	2,559,276
Tyco International Ltd.	127,800	4,502,394
		7,061,670
INDUSTRIAL MACHINERY—1.1%
Ingersoll-Rand PLC	79,400	2,738,506

INDUSTRIAL REITS—0.1%
Dupont Fabros Technology Inc.	9,800	240,688

INTEGRATED OIL & GAS—3.4%
Chevron Corp.	80,700	5,476,302
ConocoPhillips	48,600	2,385,774
		7,862,076
INTERNET RETAIL—1.4%
Amazon.com Inc. *	15,070	1,646,548
Expedia Inc.	81,800	1,536,204
		3,182,752
INTERNET SOFTWARE & SERVICES—8.6%
eBay Inc. *	82,283	1,613,570
Google Inc., Cl. A *	8,900	3,960,055
GSI Commerce Inc. *	121,500	3,499,200
IAC/InterActiveCorp. *	189,100	4,154,527
Sina Corp. *	107,100	3,776,346
Yahoo! Inc. *	258,500	3,575,055
		20,578,753

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—0.2%
Morgan Stanley	17,700	$410,817

IT CONSULTING & OTHER SERVICES—1.1%
International Business Machines Corp.	22,200	2,741,256

LEISURE PRODUCTS—0.6%
Phillips-Van Heusen Corp.	33,800	1,563,926

LIFE & HEALTH INSURANCE—0.7%
Lincoln National Corp.	11,300	274,477
MetLife Inc.	37,900	1,431,104
		1,705,581
LIFE SCIENCES TOOLS & SERVICES—1.5%
Life Technologies Corp. *	25,200	1,190,700
Thermo Fisher Scientific Inc. *	51,300	2,516,265
		3,706,965
MANAGED HEALTH CARE—0.3%
WellPoint Inc.*	14,000	685,020

MARINE PORTS & SERVICES—0.5%
Aegean Marine Petroleum Network Inc.	55,600	1,110,888

METAL & GLASS CONTAINERS—0.5%
Ball Corp.	24,100	1,273,203

MOVIES & ENTERTAINMENT—0.2%
Regal Entertainment Group, Cl. A	41,400	539,856

OIL & GAS DRILLING—0.2%
Transocean Ltd.*	10,500	486,465

OIL & GAS EQUIPMENT & SERVICES—1.4%
Halliburton Company	40,300	989,365
Schlumberger Ltd.	44,500	2,462,630
		3,451,995
OIL & GAS EXPLORATION & PRODUCTION—3.2%
Devon Energy Corp.	55,200	3,362,784
Nexen Inc.	166,900	3,282,923
Plains Exploration & Production Co. *	54,700	1,127,367
		7,773,074
OIL & GAS STORAGE & TRANSPORTATION—0.1%
Magellan Midstream Partners LP	6,125	286,344

OTHER DIVERSIFIED FINANCIAL SERVICES—4.0%
Bank of America Corp.	188,300	2,705,871
BM&FBovespa SA	251,500	1,615,840
JPMorgan Chase & Co.	148,300	5,429,263
		9,750,974
PHARMACEUTICALS—4.1%
Abbott Laboratories	83,400	3,901,452
Auxilium Pharmaceuticals Inc. *	24,100	566,350
Pfizer Inc.	381,000	5,433,060
		9,900,862

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PROPERTY & CASUALTY INSURANCE—0.8%
Travelers Cos., Inc., /The	40,700	$2,004,475

RAILROADS—0.9%
CSX Corp.	41,700	2,069,571

RESEARCH & CONSULTING SERVICES—0.5%
FTI Consulting Inc.*	26,600	1,159,494

RESTAURANTS—1.3%
McDonald’s Corp.	44,000	2,898,280

SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp.*	76,400	2,907,784

SEMICONDUCTORS—6.1%
Broadcom Corp., Cl. A	61,600	2,030,952
Marvell Technology Group Ltd. *	571,000	8,998,960
ON Semiconductor Corp. *	144,200	919,996
Skyworks Solutions Inc. *	164,400	2,760,276
		14,710,184
SOFT DRINKS—1.8%
PepsiCo Inc.	73,000	4,449,350

SPECIALIZED FINANCE—0.6%
CME Group Inc.	4,800	1,351,440

STEEL—0.9%
Cliffs Natural Resources Inc.	43,500	2,051,460

SYSTEMS SOFTWARE—3.6%
Microsoft Corp.	183,900	4,231,539
Oracle Corp.	210,500	4,517,330
		8,748,869
TOBACCO—1.1%
Philip Morris International Inc.	59,500	2,727,480

TRUCKING—0.5%
Hertz Global Holdings Inc.*	118,100	1,117,226

WIRELESS TELECOMMUNICATION SERVICES—0.2%
NII Holdings Inc., Cl. B*	17,600	572,352

TOTAL COMMON STOCKS (Cost $257,263,279)		228,571,113

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—3.8%
TIME DEPOSITS—3.8%
Wells Fargo Grand Cayman, 0.03%, 7/01/10(L2) (Cost $9,196,755)	9,196,755	9,196,755

Total Investments (Cost $266,460,034)(a)	98.6%	237,767,868
Other Assets in Excess of Liabilities	1.4	3,386,788
NET ASSETS	100.0%	$241,154,656

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted. See Notes 2 and 8 to the Financial Statements.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At June 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $269,230,217 amounted to $31,462,349 which consisted of aggregate gross unrealized appreciation of $5,167,602 and aggregate gross unrealized depreciation of $36,629,951.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) June 30, 2010

	SHARES	VALUE
COMMON STOCKS—98.9%
AEROSPACE & DEFENSE—3.2%
Boeing Co., /The	23,550	$1,477,763
General Dynamics Corp.	45,200	2,646,912
Lockheed Martin Corp.	42,700	3,181,150
United Technologies Corp.	44,100	2,862,531
		10,168,356
AIR FREIGHT & LOGISTICS—1.6%
FedEx Corp.	25,700	1,801,827
United Parcel Service Inc., Cl. B	55,300	3,146,017
		4,947,844
APPLICATION SOFTWARE—0.5%
Adobe Systems Inc.*	59,500	1,572,585

ASSET MANAGEMENT & CUSTODY BANKS—1.1%
BlackRock Inc.	14,600	2,093,640
Invesco Ltd.	82,700	1,391,841
		3,485,481
BIOTECHNOLOGY—2.5%
Amgen Inc. *	59,200	3,113,920
Celgene Corp. *	39,800	2,022,636
Gilead Sciences Inc. *	74,100	2,540,148
		7,676,704
COAL & CONSUMABLE FUELS—1.0%
Peabody Energy Corp.	75,200	2,942,576

COMMUNICATIONS EQUIPMENT—4.0%
Cisco Systems Inc. *	323,550	6,894,850
Qualcomm Inc.	138,490	4,548,012
Research In Motion Ltd. *	19,500	960,570
		12,403,432
COMPUTER & ELECTRONICS RETAIL—0.6%
Best Buy Co., Inc.	51,400	1,740,404

COMPUTER HARDWARE—7.1%
Apple Inc. *	58,850	14,802,540
Hewlett-Packard Co.	165,200	7,149,856
		21,952,396
COMPUTER STORAGE & PERIPHERALS—1.2%
EMC Corp.*	210,400	3,850,320

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Deere & Co.	41,600	2,316,288

DATA PROCESSING & OUTSOURCED SERVICES—2.9%
Fidelity National Information Services Inc.	71,200	1,909,584
Mastercard Inc.	21,000	4,190,130
Visa Inc., Cl. A	39,600	2,801,700
		8,901,414
DEPARTMENT STORES—1.0%
Kohl’s Corp.*	66,900	3,177,750

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—0.7%
EI Du Pont de Nemours & Co.	64,400	$2,227,596

DRUG RETAIL—1.8%
CVS Caremark Corp.	94,400	2,767,808
Walgreen Co.	109,200	2,915,640
		5,683,448
ELECTRIC UTILITIES—1.1%
Southern Co.	101,700	3,384,576

ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Republic Services Inc.	104,100	3,094,893

FERTILIZERS & AGRICULTURAL CHEMICALS—1.3%
Monsanto Co.	43,500	2,010,570
Potash Corporation of Saskatchewan Inc.	23,700	2,043,888
		4,054,458
FOOD RETAIL—0.5%
Kroger Co., /The	84,900	1,671,681

FOOTWEAR—0.8%
NIKE Inc., Cl. B	38,600	2,607,430

FOREST PRODUCTS—0.5%
Weyerhaeuser Company	44,000	1,548,800

GENERAL MERCHANDISE STORES—0.9%
Target Corp.	53,500	2,630,595

GOLD—1.1%
Goldcorp Inc.	74,600	3,271,210

HEALTH CARE EQUIPMENT—2.9%
Baxter International Inc.	79,300	3,222,752
Covidien PLC	62,700	2,519,286
Stryker Corp.	32,200	1,611,932
Zimmer Holdings Inc. *	31,600	1,707,980
		9,061,950
HEALTH CARE SERVICES—1.1%
Medco Health Solutions Inc.*	62,500	3,442,500

HOME ENTERTAINMENT SOFTWARE—1.9%
Activision Blizzard Inc.	347,400	3,644,226
Electronic Arts Inc. *	154,200	2,220,480
		5,864,706
HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	156,300	3,191,646

HOTELS RESORTS & CRUISE LINES—0.8%
Carnival Corp.	79,300	2,398,032

HOUSEHOLD PRODUCTS—1.5%
Procter & Gamble Co., /The	77,950	4,675,441

HYPERMARKETS & SUPER CENTERS—2.0%
Wal-Mart Stores Inc.	130,500	6,273,135

INDUSTRIAL CONGLOMERATES—2.5%
3M Co.	44,800	3,538,752

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL CONGLOMERATES—(CONT.)
Tyco International Ltd.	114,200	$4,023,266
		7,562,018
INDUSTRIAL GASES—0.6%
Praxair Inc.	23,600	1,793,364

INTEGRATED OIL & GAS—2.9%
Chevron Corp.	85,200	5,781,672
Exxon Mobil Corp.	58,100	3,315,767
		9,097,439
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Verizon Communications Inc.	72,300	2,025,846

INTERNET RETAIL—1.1%
Amazon.com Inc.*	30,900	3,376,134

INTERNET SOFTWARE & SERVICES—4.8%
eBay Inc. *	152,800	2,996,408
Google Inc., Cl. A *	19,150	8,520,793
Yahoo! Inc. *	230,700	3,190,581
		14,707,782
INVESTMENT BANKING & BROKERAGE—1.1%
Charles Schwab Corp., /The	139,700	1,980,946
Morgan Stanley	59,700	1,385,637
		3,366,583
IT CONSULTING & OTHER SERVICES—3.1%
Cognizant Technology Solutions Corp., Cl. A *	43,900	2,197,634
International Business Machines Corp.	59,700	7,371,756
		9,569,390
LIFE SCIENCES TOOLS & SERVICES—0.9%
Thermo Fisher Scientific Inc.*	59,000	2,893,950

MANAGED HEALTH CARE—0.7%
UnitedHealth Group Inc.	70,600	2,005,040

MOVIES & ENTERTAINMENT—0.8%
Viacom Inc., Cl. B	82,700	2,594,299

OIL & GAS EQUIPMENT & SERVICES—1.2%
Schlumberger Ltd.	54,600	3,021,564
Weatherford International Ltd. *	50,100	658,314
		3,679,878
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Devon Energy Corp.	69,200	4,215,664
Nexen Inc.	144,100	2,834,447
		7,050,111
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Enterprise Products Partners LP	51,200	1,810,944

OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
Bank of America Corp.	215,100	3,090,987
JPMorgan Chase & Co.	94,200	3,448,662
		6,539,649

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PACKAGED FOODS & MEATS—0.9%
Kraft Foods Inc., Cl. A	94,500	$2,646,000

PHARMACEUTICALS—6.3%
Abbott Laboratories	100,100	4,682,678
Allergan Inc.	43,100	2,511,006
Johnson & Johnson	73,800	4,358,628
Pfizer Inc.	355,000	5,062,300
Teva Pharmaceutical Industries Ltd. #	50,600	2,630,694
		19,245,306
PROPERTY & CASUALTY INSURANCE—0.9%
Travelers Cos., Inc., /The	59,100	2,910,675

RAILROADS—1.2%
CSX Corp.	72,000	3,573,360

RESTAURANTS—1.2%
McDonald’s Corp.	56,100	3,695,307

SEMICONDUCTORS—3.1%
Broadcom Corp., Cl. A	72,400	2,387,028
Intel Corp.	209,055	4,066,120
Marvell Technology Group Ltd. *	191,600	3,019,616
		9,472,764
SOFT DRINKS—3.2%
Coca-Cola Co., /The	93,800	4,701,256
PepsiCo Inc.	77,500	4,723,625
		9,424,881
SPECIALIZED FINANCE—1.0%
CME Group Inc.	11,060	3,113,943

STEEL—0.5%
Cliffs Natural Resources Inc.	33,700	1,589,292

SYSTEMS SOFTWARE—4.3%
Microsoft Corp.	365,311	8,405,806
Oracle Corp.	223,700	4,800,602
		13,206,408
TOBACCO—2.4%
Altria Group Inc.	114,650	2,297,586
Philip Morris International Inc.	112,550	5,159,292
		7,456,878
TOTAL COMMON STOCKS (Cost $324,495,517)		304,624,888

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—1.0%
TIME DEPOSITS—1.0%
Wells Fargo Grand Cayman, 0.03%, 7/01/10(L2) (Cost $2,989,100)	$2,989,100	$2,989,100

Total Investments (Cost $327,484,617)(a)	99.9%	307,613,988
Other Assets in Excess of Liabilities	0.1	443,408

NET ASSETS	100.0%	$308,057,396

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted See Notes 2 and 8 to the Financial Statements.

*                      Non-income producing security.

#                      American Depository Receipts.

(a)              At June 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $328,673,161 amounted to $21,059,173 which consisted of aggregate gross unrealized appreciation of $17,569,573 and aggregate gross unrealized depreciation of $38,628,746.

(L2)       Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) June 30, 2010

	SHARES	VALUE
COMMON STOCKS—96.3%
ADVERTISING—0.5%
Focus Media Holding Ltd.#*	53,500	$830,855

AEROSPACE & DEFENSE—0.8%
Goodrich Corp.	19,200	1,272,000

APPAREL RETAIL—2.4%
Chico’s FAS Inc.	122,900	1,214,252
J Crew Group Inc. *	28,700	1,056,447
TJX Cos., Inc.	29,300	1,229,135
Urban Outfitters Inc. *	12,100	416,119
		3,915,953
APPLICATION SOFTWARE—5.9%
Informatica Corp. *	88,200	2,106,216
Nice Systems Ltd. #*	91,900	2,342,531
Pegasystems Inc.	84,700	2,719,717
Salesforce.com Inc. *	12,400	1,064,168
Synopsys Inc. *	73,700	1,538,119
		9,770,751
ASSET MANAGEMENT & CUSTODY BANKS—3.8%
Artio Global Investors Inc.	21,800	343,132
BlackRock Inc.	13,600	1,950,240
Invesco Ltd.	66,300	1,115,829
T. Rowe Price Group Inc.	65,300	2,898,667
		6,307,868
AUTO PARTS & EQUIPMENT—0.7%
Westport Innovations Inc.*	73,400	1,151,646

BIOTECHNOLOGY—4.0%
China Nuokang Bio-Pharmaceutical Inc. #*	169,900	764,550
Human Genome Sciences Inc. *	118,000	2,673,880
Metabolix Inc. *	219,700	3,143,907
		6,582,337
BROADCASTING & CABLE TV—0.7%
Discovery Communications Inc.*	32,600	1,164,146

CASINOS & GAMING—0.3%
Las Vegas Sands Corp.*	24,000	531,360

COAL & CONSUMABLE FUELS—1.8%
Patriot Coal Corp. *	113,900	1,338,325
Peabody Energy Corp.	40,400	1,580,852
		2,919,177
COMMUNICATIONS EQUIPMENT—0.7%
Brocade Communications Systems Inc.*	227,400	1,173,384

COMPUTER & ELECTRONICS RETAIL—0.9%
Best Buy Co., Inc.	21,200	717,832
GameStop Corp., Cl. A *	40,200	755,358
		1,473,190
COMPUTER HARDWARE—0.9%
Teradata Corp.*	47,000	1,432,560

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—1.7%
NetApp Inc. *	23,300	$869,323
Seagate Technology *	152,600	1,989,904
		2,859,227
CONSTRUCTION & ENGINEERING—0.8%
Chicago Bridge & Iron Co., NV#*	68,400	1,286,604

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
Bucyrus International Inc.	49,100	2,329,795

CONSUMER ELECTRONICS—0.9%
Garmin Ltd	50,800	1,482,344

DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Echo Global Logistics Inc.*	72,100	880,341

DIVERSIFIED BANKS—0.5%
Comerica Inc.	22,500	828,675

DIVERSIFIED METALS & MINING—0.7%
Walter Energy, Inc.	20,000	1,217,000

ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
General Cable Corp.*	92,200	2,457,130

ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Clean Harbors, Inc. *	3,200	212,512
Stericycle Inc. *	37,800	2,478,924
		2,691,436
FOOD RETAIL—0.3%
Whole Foods Market Inc.*	16,000	576,320

FOREST PRODUCTS—0.9%
Weyerhaeuser Company	40,500	1,425,600

GOLD—0.5%
Yamana Gold Inc.	83,900	864,170

HEALTH CARE EQUIPMENT—6.1%
Hologic Inc. *	88,600	1,234,198
Insulet Corp. *	66,800	1,005,340
Intuitive Surgical Inc. *	11,000	3,471,820
Mindray Medical International Ltd. #	47,400	1,489,308
NuVasive Inc. *	44,200	1,567,332
Varian Medical Systems, Inc. *	27,000	1,411,560
		10,179,558
HEALTH CARE FACILITIES—2.3%
Select Medical Holdings Corp. *	340,999	2,311,973
Universal Health Services Inc., Cl. B	41,900	1,598,485
		3,910,458
HEALTH CARE SERVICES—0.5%
Emergency Medical Services Corp.*	16,600	813,898

HOME ENTERTAINMENT SOFTWARE—1.2%
Activision Blizzard Inc.	198,000	2,077,020

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOME FURNISHING RETAIL—0.6%
Bed Bath & Beyond Inc.*	28,400	$1,053,072

HOMEBUILDING—1.2%
Lennar Corp., Cl. A	142,500	1,982,175

HOTELS RESORTS & CRUISE LINES—2.6%
Ctrip.com International Ltd. #*	22,000	826,320
Home Inns & Hotels Management Inc. #*	38,300	1,495,232
Interval Leisure Group *	64,500	803,025
Orient-Express Hotels Ltd., Cl. A *	95,000	703,000
Wyndham Worldwide Corporation	36,200	729,068
		4,556,645
INDUSTRIAL CONGLOMERATES—0.8%
McDermott International Inc.*	58,400	1,264,944

INDUSTRIAL MACHINERY—4.5%
Duoyuan Global Water Inc. #*	116,554	2,051,350
SmartHeat Inc. *	194,900	1,112,879
SPX Corp.	84,700	4,473,007
		7,637,236
INTERNET RETAIL—1.4%
Expedia Inc.	68,200	1,280,796
NetFlix Inc. *	9,200	999,580
		2,280,376
INTERNET SOFTWARE & SERVICES—0.9%
OpenTable Inc.*	35,900	1,488,773

INVESTMENT BANKING & BROKERAGE—0.7%
Greenhill & Co., Inc.	19,100	1,167,583

IT CONSULTING & OTHER SERVICES—1.8%
Cognizant Technology Solutions Corp., Cl. A*	60,800	3,043,648

LEISURE PRODUCTS—1.8%
Coach Inc.	40,800	1,491,240
Polo Ralph Lauren Corp., Cl. A	20,200	1,473,792
		2,965,032
LIFE SCIENCES TOOLS & SERVICES—1.2%
ICON PLC #*	48,600	1,404,054
Life Technologies Corp. *	14,100	666,225
		2,070,279
OFFICE SERVICES & SUPPLIES—0.2%
SYKES Enterprises Inc.*	24,400	347,212

OIL & GAS EQUIPMENT & SERVICES—0.9%
Cameron International Corp. *	20,800	676,416
National Oilwell Varco Inc.	24,300	803,601
		1,480,017
OIL & GAS EXPLORATION & PRODUCTION—3.8%
Nexen Inc.	141,700	2,787,239
Plains Exploration & Production Co. *	79,000	1,628,190

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Quicksilver Resources Inc. *	187,200	$2,059,200
		6,474,629
OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
BM&FBovespa SA	438,102	2,814,723

PACKAGED FOODS & MEATS—0.5%
McCormick & Co., Inc.	22,900	869,284

PERSONAL PRODUCTS—1.1%
Avon Products Inc.	31,400	832,100
The Estee Lauder Companies Inc.	15,800	880,534
		1,712,634
PHARMACEUTICALS—3.8%
Auxilium Pharmaceuticals Inc. *	70,200	1,649,700
Medicis Pharmaceutical Corp., Cl. A	38,300	838,004
Mylan Inc. *	162,600	2,770,704
Optimer Pharmaceuticals Inc. *	117,700	1,091,079
		6,349,487
PROPERTY & CASUALTY INSURANCE—0.5%
Chubb Corp.	18,000	900,180

PUBLISHING—1.3%
The New York Times Company*	243,600	2,107,140

RAILROADS—0.6%
CSX Corp.	19,100	947,933

REAL ESTATE SERVICES—1.2%
CB Richard Ellis Group, Inc. *	117,100	1,593,731
E-House China Holdings Ltd. #	30,200	447,262
		2,040,993
RESEARCH & CONSULTING SERVICES—1.2%
FTI Consulting Inc.*	46,800	2,040,012

RESTAURANTS—0.9%
Darden Restaurants Inc.	9,800	380,730
McCormick & Schmick’s Seafood Restaurants Inc. *	139,800	1,042,908
		1,423,638
SEMICONDUCTOR EQUIPMENT—1.5%
Lam Research Corp.*	64,600	2,458,676

SEMICONDUCTORS—7.6%
Altera Corp.	91,200	2,262,672
Applied Micro Circuits Corporation *	117,000	1,226,160
Atheros Communications Inc. *	70,700	1,947,078
Marvell Technology Group Ltd. *	156,700	2,469,593
Micron Technology Inc. *	113,700	965,313
Netlogic Microsystems Inc. *	58,200	1,583,040
Skyworks Solutions Inc. *	131,200	2,202,848
		12,656,704
SPECIALIZED FINANCE—1.7%
CME Group Inc.	9,800	2,759,190

	SHARES	VALUE
COMMON STOCKS—(CONT.)
STEEL—2.2%
Cliffs Natural Resources Inc.	78,600	$3,706,776

SYSTEMS SOFTWARE—0.8%
Red Hat Inc.*	46,100	1,334,134

THRIFTS & MORTGAGE FINANCE—1.5%
Ocwen Financial Corp. *	65,200	664,388
People’s United Financial Inc.	131,700	1,777,950
		2,442,338
TOBACCO—1.0%
ITC Ltd.*	243,600	1,603,536

TOTAL COMMON STOCKS (Cost $183,180,669)		160,383,802

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—1.1%
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., 4.00%, 10/1/14(L2) (Cost $1,853,210)	1,484,000	1,903,230

SHORT-TERM INVESTMENTS—3.0%
TIME DEPOSITS—3.0%
Citibank London, 0.03%, 7/01/10(L2) (Cost $4,926,753)	4,926,753	4,926,753

Total Investments (Cost $189,960,632)(a)	100.4%	167,213,785
Liabilities in Excess of Other Assets	(0.4)	(596,547)

NET ASSETS	100.0%	$166,617,238

‡                   Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted. See Notes 2and 8 to the Financial Statements.

*                   Non-income producing security.

#                   American Depository Receipts.

(a)           At June 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $192,483,530 amounted to $25,269,745 which consisted of aggregate gross unrealized appreciation of $4,838,819 and aggregate gross unrealized depreciation of $30,108,564.

(L2)    Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) June 30, 2010

	SHARES	VALUE
COMMON STOCKS—95.6%
ADVERTISING—0.6%
Lamar Advertising Co., Cl. A*	12,905	$316,431

AEROSPACE & DEFENSE—1.4%
AAR Corp. *	9,550	159,867
BE Aerospace Inc. *	22,540	573,192
		733,059
AIRLINES—0.5%
Airtran Holdings Inc.*	56,320	273,152

APPAREL RETAIL—2.9%
AnnTaylor Stores Corp. *	36,140	587,999
Coldwater Creek Inc. *	53,675	180,348
J Crew Group Inc. *	6,615	243,498
Urban Outfitters Inc. *	16,160	555,742
		1,567,587
APPLICATION SOFTWARE—7.3%
Ansys Inc. *	13,185	534,915
Concur Technologies Inc. *	10,520	448,994
Informatica Corp. *	24,570	586,732
Nice Systems Ltd. #*	19,640	500,624
Pegasystems Inc.	19,993	641,974
Solera Holdings Inc.	12,760	461,912
Synopsys Inc. *	18,195	379,730
Taleo Corp., Cl. A *	17,535	425,925
		3,980,806
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Affiliated Managers Group Inc.*	6,090	370,089

AUTO PARTS & EQUIPMENT—0.8%
Dana Holding Corp.*	42,875	428,750

BIOTECHNOLOGY—3.4%
Alexion Pharmaceuticals Inc. *	10,815	553,620
Human Genome Sciences Inc. *	22,240	503,958
Savient Pharmaceuticals Inc. *	32,170	405,342
United Therapeutics Corp. *	7,105	346,795
		1,809,715
COMMODITY CHEMICALS—0.4%
STR Holdings Inc.*	11,365	213,662

COMMUNICATIONS EQUIPMENT—2.5%
Brocade Communications Systems Inc. *	63,830	329,363
F5 Networks Inc. *	5,575	382,278
Finisar Corp. *	31,910	475,459
Tellabs Inc	24,855	158,823
		1,345,923
COMPUTER STORAGE & PERIPHERALS—0.9%
QLogic Corp.*	29,985	498,351

CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	18,115	417,732

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Bucyrus International Inc.	7,945	$376,990

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Wright Express Corp.*	15,655	464,954

DISTRIBUTORS—1.1%
LKQ Corp.*	30,775	593,341

EDUCATION SERVICES—0.8%
ITT Educational Services Inc.*	5,265	437,100

ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	11,910	630,158

ELECTRICAL COMPONENTS & EQUIPMENT—3.8%
AMETEK Inc.	14,010	562,502
GrafTech International Ltd. *	30,450	445,179
Roper Industries Inc.	8,015	448,519
Woodward Governor Co.	23,730	605,827
		2,062,027
ELECTRONIC MANUFACTURING SERVICES—1.0%
Trimble Navigation Ltd.*	19,340	541,520

ENVIRONMENTAL & FACILITIES SERVICES—2.7%
Clean Harbors, Inc. *	6,535	433,989
Tetra Tech Inc. *	16,125	316,211
Waste Connections Inc. *	19,695	687,159
		1,437,359
FOREST PRODUCTS—0.5%
Louisiana-Pacific Corp.*	44,210	295,765

GENERAL MERCHANDISE STORES—1.2%
Dollar Tree Inc.*	15,465	643,808

GOLD—0.4%
Gammon Gold Inc.*	38,485	210,128

HEALTH CARE EQUIPMENT—2.7%
NuVasive Inc. *	9,513	337,331
Sirona Dental Systems Inc. *	16,385	570,854
Thoratec Corp. *	13,155	562,113
		1,470,298
HEALTH CARE FACILITIES—2.5%
Community Health Systems Inc. *	16,955	573,248
Select Medical Holdings Corp. *	45,320	307,270
VCA Antech Inc. *	18,660	462,022
		1,342,540
HEALTH CARE SERVICES—0.8%
Emergency Medical Services Corp.*	8,820	432,445

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma Inc.	19,740	489,947

HOTELS RESORTS & CRUISE LINES—1.3%
Gaylord Entertainment Co. *	16,005	353,550

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOTELS RESORTS & CRUISE LINES—(CONT.)
Wyndham Worldwide Corporation	17,455	$351,544
		705,094
HOUSEHOLD PRODUCTS—0.8%
Church & Dwight Co., Inc.	6,550	410,751

HOUSEWARES & SPECIALTIES—1.1%
Tupperware Brands Corp.	14,245	567,663

INDUSTRIAL GASES—0.5%
Airgas Inc.	4,495	279,589

INDUSTRIAL MACHINERY—2.1%
Clarcor Inc.	9,665	343,301
Pall Corp.	14,635	503,005
SPX Corp.	5,585	294,944
		1,141,250
INDUSTRIAL REITS—0.4%
Dupont Fabros Technology Inc.	8,985	220,672

INTERNET RETAIL—0.7%
Expedia Inc.	20,030	376,163

INTERNET SOFTWARE & SERVICES—4.1%
GSI Commerce Inc. *	23,955	689,904
IAC/InterActiveCorp. *	21,030	462,029
OpenTable Inc. *	12,335	511,532
VistaPrint Ltd. *	11,065	525,477
		2,188,942
INVESTMENT BANKING & BROKERAGE—1.3%
Greenhill & Co., Inc.	7,765	474,673
Knight Capital Group Inc. *	17,700	244,083
		718,756
IT CONSULTING & OTHER SERVICES—0.4%
SRA International, Inc. Cl. A*	10,460	205,748

LEISURE FACILITIES—0.8%
Life Time Fitness Inc.*	13,170	418,674

LEISURE PRODUCTS—1.7%
Carter’s Inc. *	12,950	339,938
Phillips-Van Heusen Corp.	12,085	559,172
		899,110
LIFE SCIENCES TOOLS & SERVICES—3.5%
Bruker Corp. *	29,830	362,733
Charles River Laboratories International Inc. *	5,855	200,300
ICON PLC #*	12,960	374,414
Illumina Inc. *	6,575	286,210
Parexel International Corp. *	31,170	675,765
		1,899,422
MANAGED HEALTH CARE—0.7%
Amerigroup Corp.*	12,160	394,957

	SHARES	VALUE
COMMON STOCKS—(CONT.)
METAL & GLASS CONTAINERS—0.9%
Crown Holdings Inc.*	18,795	$470,627

OIL & GAS EQUIPMENT & SERVICES—1.2%
Acergy SA #	27,505	406,799
Cal Dive International Inc. *	39,835	233,035
		639,834
OIL & GAS EXPLORATION & PRODUCTION—3.1%
Concho Resources Inc. *	4,395	243,175
Mariner Energy Inc. *	9,366	201,182
Plains Exploration & Production Co. *	22,130	456,099
Quicksilver Resources Inc. *	47,335	520,685
Whitinig Petroleum Corp. *	3,580	280,744
		1,701,885
PACKAGED FOODS & MEATS—1.4%
Hain Celestial Group Inc. *	19,450	392,306
Ralcorp Holdings Inc. *	6,590	361,132
		753,438
PHARMACEUTICALS—3.9%
Auxilium Pharmaceuticals Inc. *	15,090	354,615
Medicis Pharmaceutical Corp., Cl. A	20,945	458,277
Mylan Inc. *	27,070	461,273
Optimer Pharmaceuticals Inc. *	38,356	355,560
Perrigo Co.	8,630	509,773
		2,139,498
RAILROADS—0.9%
Genesee & Wyoming Inc., Cl. A*	12,730	474,956

REAL ESTATE SERVICES—0.5%
CB Richard Ellis Group, Inc.*	18,980	258,318

REGIONAL BANKS—1.0%
Iberiabank Corporation	5,255	270,527
Signature Bank *	7,330	278,614
		549,141
REINSURANCE—0.7%
Platinum Underwriters Holdings Ltd.	10,750	390,118

RESEARCH & CONSULTING SERVICES—3.0%
FTI Consulting Inc. *	13,215	576,043
ICF International Inc. *	21,365	511,264
IHS Inc., Cl. A *	9,320	544,474
		1,631,781
RESTAURANTS—0.9%
Darden Restaurants Inc.	12,500	485,625

RETAIL REITS—0.8%
Macerich Co., /The	10,877	405,930

SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	29,440	610,880

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems Inc.*	25,065	$635,648

SEMICONDUCTORS—5.7%
Applied Micro Circuits Corporation *	30,630	321,002
Atheros Communications Inc. *	18,015	496,133
Mellanox Technologies Ltd. *	25,725	563,378
Monolithic Power Systems Inc. *	21,000	375,060
Netlogic Microsystems Inc. *	20,040	545,088
ON Semiconductor Corp. *	40,850	260,623
Skyworks Solutions Inc. *	32,050	538,120
		3,099,404
SPECIALIZED CONSUMER SERVICES—0.6%
Sotheby’s	15,025	343,622

SPECIALTY CHEMICALS—0.7%
Rockwood Holdings Inc.*	16,225	368,145

SPECIALTY STORES—1.3%
PetSmart Inc.	15,450	466,126
Tiffany & Co.	6,915	262,148
		728,274
STEEL—0.5%
Cliffs Natural Resources Inc.	5,680	267,869

SYSTEMS SOFTWARE—1.1%
Red Hat Inc.*	21,330	617,290

THRIFTS & MORTGAGE FINANCE—1.0%
Brookline Bancorp Inc.	27,005	239,804
Ocwen Financial Corp. *	27,535	280,582
		520,386
WIRELESS TELECOMMUNICATION SERVICES—1.3%
SBA Communications Corp.*	20,285	689,893

TOTAL COMMON STOCKS (Cost $54,124,696)		51,592,990

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—4.1%
TIME DEPOSITS—4.1%
Citibank London, 0.03%, 7/1/10(L2)	2,200,000	2,200,000
Wells Fargo Grand Cayman, 0.03%, 7/1/10(L2)	24,439	24,439

TOTAL TIME DEPOSITS (Cost $2,224,439)		2,224,439

Total Investments (Cost $56,349,135)(a)	99.7%	53,817,429
Other Assets in Excess of Liabilities	0.3	164,208

NET ASSETS	100.0%	$53,981,637

‡                      Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted. See Notes 2 and 8 to the Financial Statements.

*                      Non-income producing security.

#                      American Depository Receipts.

(a)              At June 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $56,353,148 amounted to $2,535,719 which consisted of aggregate gross unrealized appreciation of $1,801,229 and aggregate gross unrealized depreciation of $4,336,948.

(L2)       Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) June 30, 2010

	SHARES	VALUE
COMMON STOCKS—95.5%
AEROSPACE & DEFENSE—2.1%
BE Aerospace Inc. *	183,900	$4,676,577
Esterline Technologies Corp. *	102,150	4,847,018
		9,523,595
AIRLINES—0.6%
Airtran Holdings Inc.*	594,950	2,885,508

APPAREL RETAIL—3.2%
Aeropostale Inc. *	136,550	3,910,792
AnnTaylor Stores Corp. *	298,000	4,848,460
Childrens Place Retail Stores Inc., /The *	99,100	4,362,382
Coldwater Creek Inc. *	442,600	1,487,136
		14,608,770
APPLICATION SOFTWARE—8.3%
Cadence Design Systems, Inc. *	528,600	3,060,594
Concur Technologies Inc. *	93,800	4,003,384
Informatica Corp. *	229,300	5,475,683
Nice Systems Ltd. #*	172,300	4,391,927
Pegasystems Inc.	161,400	5,182,554
SolarWinds Inc. *	150,600	2,415,624
Solera Holdings Inc.	146,500	5,303,300
Taleo Corp., Cl. A *	137,100	3,330,159
VanceInfo Technologies Inc. #*	184,700	4,299,816
		37,463,041
ASSET MANAGEMENT & CUSTODY BANKS—0.2%
Cohen & Steers Inc.	49,500	1,026,630

AUTO PARTS & EQUIPMENT—0.9%
Dana Holding Corp.*	388,800	3,888,000

BIOTECHNOLOGY—2.1%
Acorda Therapeutics Inc. *	42,100	1,309,731
Cubist Pharmaceuticals Inc. *	81,800	1,685,080
Savient Pharmaceuticals Inc. *	295,000	3,717,000
United Therapeutics Corp. *	59,100	2,884,671
		9,596,482
CASINOS & GAMING—1.0%
WMS Industries Inc.*	109,500	4,297,875

COAL & CONSUMABLE FUELS—0.6%
Patriot Coal Corp.*	228,800	2,688,400

COMMODITY CHEMICALS—0.4%
STR Holdings Inc.*	97,600	1,834,880

COMMUNICATIONS EQUIPMENT—2.9%
Aruba Networks Inc. *	224,700	3,199,728
Brocade Communications Systems Inc. *	348,100	1,796,196
Finisar Corp. *	351,100	5,231,390
Riverbed Technology Inc. *	103,400	2,855,908
		13,083,222

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—0.9%
QLogic Corp.*	232,600	$3,865,812

CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	131,300	3,027,778

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Wright Express Corp.*	128,900	3,828,330

DISTRIBUTORS—1.1%
LKQ Corp.*	247,820	4,777,970

EDUCATION SERVICES—1.7%
American Public Education Inc. *	99,100	4,330,670
Grand Canyon Education, Inc. *	147,100	3,446,553
		7,777,223
ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	106,700	5,645,497

ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
GrafTech International Ltd. *	278,500	4,071,670
Woodward Governor Co.	195,100	4,980,903
		9,052,573
ENVIRONMENTAL & FACILITIES SERVICES—2.7%
Clean Harbors, Inc. *	61,100	4,057,651
Tetra Tech Inc. *	125,100	2,453,211
Waste Connections Inc. *	155,700	5,432,373
		11,943,235
FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	382,000	2,555,580

GOLD—0.3%
Gammon Gold Inc.*	278,600	1,521,156

HEALTH CARE DISTRIBUTORS—0.8%
Owens & Minor Inc.	59,300	1,682,934
PharMerica Corp. *	128,900	1,889,674
		3,572,608
HEALTH CARE EQUIPMENT—5.5%
Arthrocare Corp. *	79,900	2,448,935
Insulet Corp. *	270,300	4,068,015
MAKO Surgical Corp. *	251,400	3,129,930
NuVasive Inc. *	87,800	3,113,388
Sirona Dental Systems Inc. *	131,900	4,595,395
Thoratec Corp. *	92,000	3,931,160
Wright Medical Group Inc. *	176,898	2,938,276
		24,225,099
HEALTH CARE FACILITIES—1.5%
LifePoint Hospitals Inc. *	136,800	4,295,520
Select Medical Holdings Corp. *	361,600	2,451,648
		6,747,168
HEALTH CARE SERVICES—1.9%
Catalyst Health Solutions, Inc. *	127,900	4,412,550

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SERVICES—(CONT.)
Gentiva Health Services Inc. *	152,000	$4,105,520
		8,518,070
HEALTH CARE SUPPLIES—0.4%
AGA Medical Holdings Inc.*	143,500	1,821,015

HEALTH CARE TECHNOLOGY—1.9%
MedAssets Inc. *	168,700	3,893,596
Medidata Solutions Inc. *	288,400	4,467,316
		8,360,912
HOME FURNISHING RETAIL—0.8%
Williams-Sonoma Inc.	149,200	3,703,144

HOME FURNISHINGS—0.3%
Ethan Allen Interiors Inc.	88,200	1,233,918

HOTELS RESORTS & CRUISE LINES—1.6%
Gaylord Entertainment Co. *	154,200	3,406,278
Interval Leisure Group *	290,200	3,612,990
		7,019,268
HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	111,600	4,447,260

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
Towers Watson & Co.	99,100	3,850,035

INDUSTRIAL MACHINERY—3.0%
Actuant Corp., Cl. A	262,000	4,933,459
Clarcor Inc.	108,300	3,846,816
RBC Bearings Inc. *	169,400	4,910,906
		13,691,181
INTERNET RETAIL—1.1%
Shutterfly Inc.*	201,865	4,836,685

INTERNET SOFTWARE & SERVICES—4.1%
GSI Commerce Inc. *	194,800	5,610,240
LogMeIn, Inc. *	148,900	3,905,647
OpenTable Inc. *	101,100	4,192,617
VistaPrint Ltd. *	94,600	4,492,554
		18,201,058
INVESTMENT BANKING & BROKERAGE—1.4%
Greenhill & Co., Inc.	64,000	3,912,320
Knight Capital Group Inc. *	166,800	2,300,172
		6,212,492
IT CONSULTING & OTHER SERVICES—0.4%
SRA International, Inc. Cl. A*	88,400	1,738,828

LEISURE FACILITIES—0.7%
Life Time Fitness Inc.*	101,750	3,234,633

LEISURE PRODUCTS—1.6%
Carter’s Inc. *	132,800	3,486,000
Phillips-Van Heusen Corp.	79,100	3,659,957
		7,145,957

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—2.7%
Bruker Corp. *	349,900	$4,254,784
ICON PLC #*	114,700	3,313,683
Parexel International Corp. *	213,700	4,633,015
		12,201,482
MANAGED HEALTH CARE—0.8%
Amerigroup Corp.*	115,500	3,751,440

METAL & GLASS CONTAINERS—0.7%
Silgan Holdings Inc.	110,400	3,133,152

OFFICE SERVICES & SUPPLIES—0.3%
American Reprographics Co.*	153,400	1,339,182

OIL & GAS EQUIPMENT & SERVICES—1.2%
Acergy SA #	157,200	2,324,988
Cal Dive International Inc. *	326,000	1,907,100
Dril-Quip Inc. *	25,895	1,139,898
		5,371,986
OIL & GAS EXPLORATION & PRODUCTION—1.9%
Kodiak Oil & Gas Corp. *	637,900	2,034,901
Mariner Energy Inc. *	111,500	2,395,020
Quicksilver Resources Inc. *	363,700	4,000,700
		8,430,621
PACKAGED FOODS & MEATS—2.2%
Diamond Foods, Inc.	96,600	3,970,260
Flowers Foods Inc.	124,100	3,031,763
Hain Celestial Group Inc. *	136,550	2,754,214
		9,756,237
PHARMACEUTICALS—2.6%
Auxilium Pharmaceuticals Inc. *	126,175	2,965,113
Eurand NV *	165,600	1,604,664
Medicis Pharmaceutical Corp., Cl. A	178,500	3,905,580
Optimer Pharmaceuticals Inc. *	361,400	3,350,178
		11,825,535
PUBLISHING—0.6%
The New York Times Company*	323,500	2,798,275

RAILROADS—1.0%
Genesee & Wyoming Inc., Cl. A*	122,100	4,555,551

REGIONAL BANKS—1.6%
Iberiabank Corporation	43,900	2,259,972
Investors Bancorp, Inc. *	171,800	2,254,016
Signature Bank *	61,600	2,341,416
		6,855,404
REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	94,200	3,418,518

RESEARCH & CONSULTING SERVICES—2.2%
FTI Consulting Inc. *	96,450	4,204,256
ICF International Inc. *	126,800	3,034,324

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—(CONT.)
Resources Connection Inc. *	190,000	$2,584,000
		9,822,580
RESTAURANTS—1.2%
Cheesecake Factory Inc., /The *	151,500	3,372,390
McCormick & Schmick’s Seafood Restaurants Inc. *	240,850	1,796,741
		5,169,131
SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	234,300	4,861,725

SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems Inc.*	208,800	5,295,168

SEMICONDUCTORS—5.1%
Applied Micro Circuits Corporation *	315,300	3,304,344
Atheros Communications Inc. *	138,500	3,814,290
Mellanox Technologies Ltd. *	180,873	3,961,119
Monolithic Power Systems Inc. *	191,200	3,414,832
Netlogic Microsystems Inc. *	164,400	4,471,680
Skyworks Solutions Inc. *	264,000	4,432,560
		23,398,825
SPECIALIZED CONSUMER SERVICES—0.7%
Sotheby’s	132,100	3,021,127

SPECIALTY CHEMICALS—0.8%
Rockwood Holdings Inc.*	155,700	3,532,833

SPECIALTY STORES—0.8%
Ulta Salon, Cosmetics & Fragrance, Inc.*	159,600	3,776,136

THRIFTS & MORTGAGE FINANCE—0.6%
Ocwen Financial Corp.*	284,000	2,893,960

TRUCKING—1.0%
Dollar Thrifty Automotive Group Inc.*	100,800	4,295,088

WIRELESS TELECOMMUNICATION SERVICES—1.0%
Syniverse Holdings Inc.*	220,400	4,507,180

TOTAL COMMON STOCKS (Cost $420,880,283)		427,462,024

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—3.4%
TIME DEPOSITS—3.4%
Citibank London, 0.03%, 7/01/10(L2) (Cost $15,044,724)	15,044,724	15,044,724

Total Investments (Cost $435,925,007)(a)	98.9%	442,506,748
Other Assets in Excess of Liabilities	1.1	5,120,805
NET ASSETS	100.0%	$447,627,553

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted. See Notes 2 and 8 to the Financial Statements.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At June 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $436,418,550 amounted to $6,088,198 which consisted of aggregate gross unrealized appreciation of $41,354,453 and aggregate gross unrealized depreciation of $35,266,255.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments‡ (Unaudited) June 30, 2010

	SHARES	VALUE
COMMON STOCKS—99.0%
ADVERTISING—0.3%
Focus Media Holding Ltd.#*	5,150	$79,980

AEROSPACE & DEFENSE—2.4%
Boeing Co., /The	2,450	153,738
General Dynamics Corp.	4,200	245,952
Lockheed Martin Corp.	3,900	290,549
		690,239
AIR FREIGHT & LOGISTICS—1.5%
FedEx Corp.	2,900	203,319
United Parcel Service Inc., Cl. B	4,200	238,938
		442,257
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Northern Trust Corp.	3,300	154,110

BIOTECHNOLOGY—2.0%
Amgen Inc. *	5,550	291,930
Celgene Corp. *	2,250	114,345
Gilead Sciences Inc. *	4,700	161,116
		567,391
BROADCASTING & CABLE TV—0.8%
Scripps Networks Interactive Inc.	5,700	229,938

CABLE & SATELLITE—0.5%
Comcast Corp., Cl. A	9,100	149,513

CASINOS & GAMING—0.2%
International Game Technology	3,200	50,240

COAL & CONSUMABLE FUELS—0.6%
Peabody Energy Corp.	4,550	178,042

COMMUNICATIONS EQUIPMENT—3.3%
Brocade Communications Systems Inc. *	27,250	140,610
Cisco Systems Inc. *	23,980	511,014
Qualcomm Inc.	9,100	298,844
		950,468
COMPUTER HARDWARE—4.1%
Apple Inc. *	2,100	528,213
Dell Inc. *	11,500	138,690
Hewlett-Packard Co.	12,650	547,491
		1,214,394
COMPUTER STORAGE & PERIPHERALS—0.2%
Seagate Technology*	5,450	71,068

CONSTRUCTION & ENGINEERING—0.5%
Fluor Corp.	3,600	153,000

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Caterpillar Inc.	2,900	174,203

CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	1,250	54,788

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Mastercard Inc.	800	$159,624

DIVERSIFIED BANKS—0.8%
Wells Fargo & Co.	9,400	240,640

DIVERSIFIED CHEMICALS—1.0%
Dow Chemical Co., /The	5,850	138,762
EI Du Pont de Nemours & Co.	4,400	152,196
		290,958
DRUG RETAIL—1.0%
CVS Caremark Corp.	9,650	282,938

ELECTRIC UTILITIES—2.4%
Brookfield Infrastructure Partners LP	6,800	107,916
Entergy Corp.	2,150	153,983
Southern Co.	13,050	434,304
		696,203
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Republic Services Inc.	9,250	275,003

FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
CF Industries Holdings Inc.	1,300	82,485
Monsanto Co.	2,050	94,751
		177,236
FOOD RETAIL—0.5%
Kroger Co., /The	7,550	148,660

FOREST PRODUCTS—0.8%
Weyerhaeuser Company	6,200	218,240

GOLD—1.1%
Goldcorp Inc.	7,750	339,837

HEALTH CARE EQUIPMENT—2.7%
Baxter International Inc.	4,450	180,848
Boston Scientific Corp. *	20,600	119,480
Kinetic Concepts Inc. *	3,150	115,007
Medtronic Inc.	3,900	141,453
St. Jude Medical Inc. *	2,500	90,225
Zimmer Holdings Inc. *	2,700	145,935
		792,948
HOME ENTERTAINMENT SOFTWARE—0.5%
Take-Two Interactive Software Inc.*	14,600	131,400

HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	14,150	288,943

HOMEBUILDING—1.2%
Toll Brothers Inc.*	21,100	345,196

HOTELS RESORTS & CRUISE LINES—1.0%
Carnival Corp.	5,200	157,248
Choice Hotels International Inc.	4,450	134,435
		291,683

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOUSEHOLD PRODUCTS—1.7%
Procter & Gamble Co., /The	8,466	$507,791

HYPERMARKETS & SUPER CENTERS—1.8%
Wal-Mart Stores Inc.	10,750	516,753

INDUSTRIAL CONGLOMERATES—2.1%
General Electric Co.	17,050	245,860
McDermott International Inc. *	6,200	134,292
Tyco International Ltd.	6,450	227,234
		607,386
INTEGRATED OIL & GAS—6.7%
Chevron Corp.	10,050	681,992
ConocoPhillips	6,550	321,540
Exxon Mobil Corp.	16,750	955,922
		1,959,454
INTEGRATED TELECOMMUNICATION SERVICES—2.0%
Verizon Communications Inc.	21,250	595,425

INTERNET SOFTWARE & SERVICES—3.6%
eBay Inc. *	11,100	217,671
Google Inc., Cl. A *	650	289,218
IAC/InterActiveCorp. *	15,825	347,675
Yahoo! Inc. *	14,245	197,008
		1,051,572
INVESTMENT BANKING & BROKERAGE—3.3%
Charles Schwab Corp., /The	12,200	172,996
Goldman Sachs Group Inc., /The	1,500	196,905
Lazard Ltd., Cl. A	12,250	327,197
Morgan Stanley	10,600	246,026
		943,124
IT CONSULTING & OTHER SERVICES—2.2%
International Business Machines Corp.	5,100	629,748

LEISURE PRODUCTS—0.4%
Coach Inc.	3,300	120,615

LIFE & HEALTH INSURANCE—1.1%
MetLife Inc.	2,750	103,840
Prudential Financial Inc.	4,050	217,323
		321,163
LIFE SCIENCES TOOLS & SERVICES—0.2%
Charles River Laboratories International Inc.*	1,800	61,578

MANAGED HEALTH CARE—0.7%
UnitedHealth Group Inc.	6,900	195,960

MARINE—0.5%
Navios Maritime Partners LP	8,600	135,536

METAL & GLASS CONTAINERS—0.5%
Owens-Illinois Inc.*	5,200	137,540

MOVIES & ENTERTAINMENT—2.7%
Regal Entertainment Group, Cl. A	10,400	135,616

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MOVIES & ENTERTAINMENT—(CONT.)
Time Warner Inc.	2,450	$70,830
Viacom Inc., Cl. B	8,350	261,939
World Wrestling Entertainment Inc.	20,450	318,201
		786,586
OFFICE REITS—0.6%
Digital Realty Trust Inc.	2,950	170,156

OIL & GAS DRILLING—0.9%
Diamond Offshore Drilling Inc.	2,150	133,708
Transocean Ltd. *	2,617	121,246
		254,954
OIL & GAS EQUIPMENT & SERVICES—1.4%
Schlumberger Ltd.	6,300	348,642
Weatherford International Ltd. *	5,350	70,299
		418,941
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Anadarko Petroleum Corp.	3,050	110,075
Chesapeake Energy Corp.	6,300	131,985
Devon Energy Corp.	3,800	231,495
Plains Exploration & Production Co. *	4,850	99,959
		573,514
OIL & GAS STORAGE & TRANSPORTATION—1.3%
Enterprise Products Partners LP	10,650	376,691

OTHER DIVERSIFIED FINANCIAL SERVICES—3.2%
Bank of America Corp.	27,000	387,990
JPMorgan Chase & Co.	14,700	538,167
		926,157
PACKAGED FOODS & MEATS—2.7%
General Mills Inc.	4,900	174,048
HJ Heinz Co.	4,450	192,329
Kellogg Co.	1,500	75,450
Kraft Foods Inc., Cl. A	12,367	346,276
		788,103
PHARMACEUTICALS—5.8%
Abbott Laboratories	10,800	505,224
Johnson & Johnson	8,750	516,775
Mylan Inc. *	6,050	103,092
Pfizer Inc.	39,100	557,566
		1,682,657
PROPERTY & CASUALTY INSURANCE—1.0%
Travelers Cos., Inc., /The	6,150	302,888

RAILROADS—1.2%
CSX Corp.	6,750	335,003

RESEARCH & CONSULTING SERVICES—0.6%
FTI Consulting Inc.*	3,800	165,642

RESTAURANTS—1.3%
McDonald’s Corp.	5,700	375,459

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RETAIL REITS—0.3%
Macerich Co., /The	2,150	$80,238

SEMICONDUCTORS—1.2%
Intel Corp.	18,050	351,073

SOFT DRINKS—4.0%
Coca-Cola Co., /The	9,000	451,080
Hansen Natural Corp. *	5,450	213,150
PepsiCo Inc.	7,800	475,409
		1,139,639
SPECIALIZED FINANCE—0.6%
CME Group Inc.	636	179,066

SYSTEMS SOFTWARE—3.3%
Microsoft Corp.	32,100	738,621
Oracle Corp.	10,750	230,695
		969,316
THRIFTS & MORTGAGE FINANCE—0.5%
People’s United Financial Inc.	9,750	131,625

TOBACCO—2.7%
Altria Group Inc.	20,350	407,813
Philip Morris International Inc.	8,450	387,348
		795,161
TRUCKING—0.4%
Hertz Global Holdings Inc.*	13,650	129,129

WIRELESS TELECOMMUNICATION SERVICES—0.8%
Vodafone Group PLC#	10,700	221,169

TOTAL COMMON STOCKS (Cost $32,268,233)		28,775,952

CONVERTIBLE PREFERRED STOCK—0.5%
ELECTRIC UTILITIES—0.5%
PPL Corp., 9.50%, 7/1/2013* (Cost $150,000)	3,000	155,655

MANDATORY CONVERTIBLE PREFERRED STOCK—0.5%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
Citigroup Inc., 7.50%, 12/15/2012*(a) (Cost $119,600)	1,196	135,148

Total Investments (Cost $32,537,833)(b)	100.0%	29,066,755
Liabilities in Excess of Other Assets	—	(1,880)
NET ASSETS	100.0%	$29,064,875

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted. See Notes 2 and 8 to the Financial Statements.

*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

At June 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $32,579,639 amounted to $3,512,884 which consisted of aggregate gross unrealized appreciation of $1,531,528 and aggregate gross unrealized depreciation of $5,044,412.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments‡ (Unaudited) June 30, 2010

	SHARES	VALUE
COMMON STOCKS—47.7%
ADVERTISING—0.1%
Focus Media Holding Ltd.#*	10,100	$156,853

AEROSPACE & DEFENSE—1.6%
BE Aerospace Inc. *	10,300	261,929
Boeing Co., /The	4,400	276,100
General Dynamics Corp.	8,500	497,760
ITT Corp.	6,100	274,012
Lockheed Martin Corp.	7,500	558,750
		1,868,551
AIR FREIGHT & LOGISTICS—0.7%
FedEx Corp.	3,900	273,429
United Parcel Service Inc., Cl. B	9,500	540,455
		813,884
APPLICATION SOFTWARE—0.2%
Intuit Inc.*	6,500	226,005

ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Invesco Ltd.	10,500	176,715
Legg Mason Inc.	7,600	213,028
		389,743
BIOTECHNOLOGY—0.7%
Amgen Inc. *	7,200	378,720
Celgene Corp. *	6,500	330,330
Gilead Sciences Inc. *	4,300	147,404
		856,454
BROADCASTING & CABLE TV—0.4%
Scripps Networks Interactive Inc.	11,900	480,046

CABLE & SATELLITE—0.2%
Comcast Corp., Cl. A	15,400	253,022

CASINOS & GAMING—0.2%
International Game Technology	15,500	243,350

COAL & CONSUMABLE FUELS—0.3%
Peabody Energy Corp.	8,000	313,040

COMMUNICATIONS EQUIPMENT—1.8%
Brocade Communications Systems Inc. *	46,400	239,424
Cisco Systems Inc. *	58,300	1,242,373
Qualcomm Inc.	18,200	597,688
		2,079,485
COMPUTER HARDWARE—3.1%
Apple Inc. *	9,800	2,465,000
Dell Inc. *	19,100	230,346
Hewlett-Packard Co.	23,500	1,017,080
		3,712,426
COMPUTER STORAGE & PERIPHERALS—0.7%
EMC Corp. *	36,400	666,120
NetApp Inc. *	4,600	171,626
		837,746

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & ENGINEERING—0.4%
Fluor Corp.	7,200	$306,000
Foster Wheeler AG *	7,600	160,056
		466,056
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Caterpillar Inc.	5,600	336,392
Deere & Co.	6,000	334,080
Joy Global Inc.	3,900	195,351
		865,823
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Mastercard Inc.	2,600	518,778

DIVERSIFIED BANKS—0.4%
Wells Fargo & Co.	15,900	407,040

DIVERSIFIED CHEMICALS—0.3%
EI Du Pont de Nemours & Co.	8,700	300,933

DRUG RETAIL—0.8%
CVS Caremark Corp.	17,100	501,372
Walgreen Co.	16,000	427,200
		928,572
ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Republic Services Inc.	7,300	217,029

EXCHANGE TRADED FUNDS—0.7%
iPATH S&P 500 VIX Short-Term Futures ETN *	4,200	131,124
iShares FTSE/Xinhua China 25 Index Fund	11,600	453,908
ProShares UltraShort 20+ Year Treasury *	5,453	193,472
		778,504
FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
CF Industries Holdings Inc.	2,500	158,625
Monsanto Co.	5,800	268,076
Potash Corporation of Saskatchewan Inc.	3,000	258,720
		685,421
FOOD RETAIL—0.2%
Kroger Co., /The	14,100	277,629

FOOTWEAR—0.4%
NIKE Inc., Cl. B	6,900	466,095

FOREST PRODUCTS—0.2%
Weyerhaeuser Company	7,800	274,560

GENERAL MERCHANDISE STORES—0.4%
Target Corp.	8,500	417,945

GOLD—0.5%
Goldcorp Inc.	8,900	390,265
Yamana Gold Inc.	23,300	239,990
		630,255
HEALTH CARE EQUIPMENT—1.1%
Beckman Coulter Inc.	5,200	313,508
Boston Scientific Corp. *	40,700	236,060

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
Covidien PLC	4,500	$180,810
Medtronic Inc.	7,300	264,771
Zimmer Holdings Inc. *	5,400	291,870
		1,287,019
HEALTH CARE SUPPLIES—0.2%
Inverness Medical Innovations Inc.*	9,200	245,272

HOME ENTERTAINMENT SOFTWARE—0.4%
Electronic Arts Inc. *	13,500	194,400
Take-Two Interactive Software Inc. *	32,200	289,800
		484,200
HOMEBUILDING—0.5%
Toll Brothers Inc.*	33,700	551,332

HOTELS RESORTS & CRUISE LINES—0.1%
Carnival Corp.	4,700	142,128

HOUSEHOLD PRODUCTS—0.8%
Procter & Gamble Co., /The	15,800	947,684

HYPERMARKETS & SUPER CENTERS—1.2%
Costco Wholesale Corp.	5,300	290,599
Wal-Mart Stores Inc.	23,700	1,139,259
		1,429,858
INDUSTRIAL CONGLOMERATES—1.3%
3M Co.	7,700	608,223
General Electric Co.	22,000	317,240
McDermott International Inc. *	13,200	285,912
Tyco International Ltd.	9,600	338,208
		1,549,583
INDUSTRIAL GASES—0.2%
Praxair Inc.	2,900	220,371

INTEGRATED OIL & GAS—1.9%
Chevron Corp.	10,400	705,744
Exxon Mobil Corp.	20,100	1,147,107
Petroleo Brasileiro SA #	10,500	360,360
		2,213,211
INTEGRATED TELECOMMUNICATION SERVICES—0.4%
Verizon Communications Inc.	16,000	448,320

INTERNET RETAIL—0.7%
Amazon.com Inc. *	3,100	338,706
Expedia Inc.	19,900	373,722
		712,428
INTERNET SOFTWARE & SERVICES—2.2%
eBay Inc. *	25,350	497,114
Google Inc., Cl. A *	1,800	800,909
IAC/InterActiveCorp. *	31,850	699,745
Yahoo! Inc. *	36,800	508,944
		2,506,712

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—1.1%
Charles Schwab Corp., /The	21,100	$299,198
Goldman Sachs Group Inc., /The	2,000	262,540
Lazard Ltd., Cl. A	11,000	293,810
Morgan Stanley	16,900	392,249
		1,247,797
IT CONSULTING & OTHER SERVICES—1.3%
Cognizant Technology Solutions Corp., Cl. A *	6,900	345,414
International Business Machines Corp.	9,500	1,173,060
		1,518,474
LEISURE PRODUCTS—0.2%
Coach Inc.	6,500	237,575

LIFE & HEALTH INSURANCE—0.3%
Prudential Financial Inc.	6,500	348,790

LIFE SCIENCES TOOLS & SERVICES—0.6%
Charles River Laboratories International Inc. *	3,500	119,735
Thermo Fisher Scientific Inc. *	10,700	524,835
		644,570
MANAGED HEALTH CARE—0.5%
Aetna Inc.	7,700	203,126
UnitedHealth Group Inc.	13,600	386,240
		589,366
METAL & GLASS CONTAINERS—0.2%
Owens-Illinois Inc.*	9,200	243,340

MOVIES & ENTERTAINMENT—0.5%
Regal Entertainment Group, Cl. A	9,600	125,184
Viacom Inc., Cl. B	16,000	501,920
		627,104
OFFICE REITS—0.2%
Digital Realty Trust Inc.	5,000	288,400

OIL & GAS DRILLING—0.2%
Transocean Ltd.*	5,283	244,761

OIL & GAS EQUIPMENT & SERVICES—1.0%
Cameron International Corp. *	12,800	416,256
Schlumberger Ltd.	10,500	581,070
Weatherford International Ltd. *	8,500	111,690
		1,109,016
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Anadarko Petroleum Corp.	6,700	241,803
Chesapeake Energy Corp.	18,100	379,195
Devon Energy Corp.	3,100	188,852
Nexen Inc.	6,200	121,954
Plains Exploration & Production Co. *	10,100	208,161
		1,139,965
OIL & GAS STORAGE & TRANSPORTATION—0.2%
Enterprise Products Partners LP	8,000	282,960

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OTHER DIVERSIFIED FINANCIAL SERVICES—1.3%
Bank of America Corp.	52,600	$755,862
JPMorgan Chase & Co.	18,900	691,929
		1,447,791
PACKAGED FOODS & MEATS—0.5%
Kraft Foods Inc., Cl. A	21,300	596,400

PHARMACEUTICALS—3.2%
Abbott Laboratories	19,800	926,244
Johnson & Johnson	14,200	838,652
Merck & Co., Inc.	8,700	304,239
Mylan Inc. *	22,700	386,808
Pfizer Inc.	60,020	855,885
Shire PLC #	5,300	325,314
		3,637,142
PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos., Inc., /The	7,800	384,150

RAILROADS—0.2%
CSX Corp.	3,800	188,594

RESEARCH & CONSULTING SERVICES—0.3%
FTI Consulting Inc.*	7,200	313,848

RESTAURANTS—0.6%
Cheesecake Factory Inc., /The *	8,700	193,662
McDonald’s Corp.	7,600	500,612
		694,274
RETAIL REITS—0.1%
Macerich Co., /The	4,300	160,476

SEMICONDUCTOR EQUIPMENT—0.3%
Lam Research Corp.*	8,400	319,704

SEMICONDUCTORS—0.7%
Intel Corp.	41,500	807,175

SOFT DRINKS—1.9%
Coca-Cola Co., /The	15,800	791,896
Hansen Natural Corp. *	11,000	430,210
PepsiCo Inc.	14,600	889,870
		2,111,976
SPECIALIZED FINANCE—0.8%
CME Group Inc.	1,328	373,898
Hong Kong Exchanges and Clearing Ltd.	18,400	290,166
IntercontinentalExchange Inc. *	1,900	214,757
		878,821
SYSTEMS SOFTWARE—1.3%
Microsoft Corp.	65,350	1,503,704

TOBACCO—1.2%
Altria Group Inc.	25,200	505,008
Philip Morris International Inc.	19,200	880,128
		1,385,136

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TRUCKING—0.2%
Hertz Global Holdings Inc.*	27,000	$255,420
TOTAL COMMON STOCKS (Cost $62,605,157)		55,410,092

CONVERTIBLE PREFERRED STOCK—0.9%
ELECTRIC UTILITIES—0.4%
PPL Corp., 9.50%, 7/1/2013*	8,000	415,080

MULTI-LINE INSURANCE—0.5%
Hartford Financial Services Group Inc., 7.25%, 4/1/2013	28,000	647,920
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,125,900)		1,063,000

MANDATORY CONVERTIBLE PREFERRED STOCK—0.7%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
Citigroup Inc., 7.50%, 12/15/2012*(a) (Cost $715,925)	7,000	791,000

PREFERRED STOCKS—0.9%
DIVERSIFIED BANKS—0.9%
HSBC Holdings PLC, 8.0%%, 12/15/2015 (Cost $1,000,000)	40,000	1,006,000

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—3.6%
GOLD—0.7%
AngloGold Ashanti Holdings Finance PLC, 3.50%, 5/22/14(L2)(b)	650,000	737,749

MULTI-UTILITIES—0.5%
CMS Energy Corp., 5.50%, 6/15/29(L2)	500,000	583,750

OIL & GAS EQUIPMENT & SERVICES—0.3%
Cameron International Corp., 2.50%, 6/15/26(L2)	275,000	309,375

OIL & GAS EXPLORATION & PRODUCTION—0.6%
Bill Barrett Corp., 5.00%, 3/15/28(L2)	400,000	399,000
Quicksilver Resources Inc., 1.88%, 11/1/24(L2)	350,000	349,125
		748,125
SEMICONDUCTORS—0.8%
Intel Corp., 3.25%, 8/1/39(L2)(b)	850,000	961,563

STEEL—0.3%
Allegheny Technologies Inc., 4.25%, 6/1/14(L2)	275,000	355,094

WIRELESS TELECOMMUNICATION SERVICES—0.4%
SBA Communications Corp., 4.00%, 10/1/14(L2)	350,000	448,875
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,841,648)		4,144,531

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—26.1%
AEROSPACE & DEFENSE—0.8%
Bombardier Inc., 7.75%, 3/15/20(L2)(b)	$650,000	$677,624
L-3 Communications Corp., 4.75%, 7/15/20(L2)	350,000	353,390
		1,031,014
APPLICATION SOFTWARE—0.6%
Adobe Systems Inc., 4.75%, 2/1/20(L2)	650,000	671,441

CABLE & SATELLITE—1.3%
Cablevision Systems Corp., 7.75%, 4/15/18(L2)	150,000	150,750
Comcast Corp., 5.70%, 7/1/19(L2)	625,000	688,276
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(L2)	650,000	689,057
		1,528,083
COAL & CONSUMABLE FUELS—0.1%
Patriot Coal Corp., 8.25%, 4/30/18(L2)	175,000	169,313

COMMUNICATIONS EQUIPMENT—0.3%
Cisco Systems Inc., 4.95%, 2/15/19(L2)	350,000	385,377

COMPUTER HARDWARE—0.6%
Hewlett-Packard Co., 6.13%, 3/1/14(L2)	600,000	689,854

CONSTRUCTION MATERIALS—0.3%
Owens Corning, 9.00%, 6/15/19(L2)	250,000	296,065

CONSUMER FINANCE—2.7%
American Express Credit Corp., 7.30%, 8/20/13(L2)	600,000	679,804
Capital One Capital V, 10.25%, 8/15/39(L2)	1,300,000	1,379,626
MBNA Capital A, 8.28%, 12/1/26(L2)	650,000	638,625
SLM Corp., 8.00%, 3/25/20(L2)	650,000	571,736
		3,269,791
DIVERSIFIED BANKS—0.9%
Bank of Montreal, 2.13%, 6/28/13(L2)	350,000	353,253
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19(L2)	650,000	660,009
		1,013,262
DIVERSIFIED METALS & MINING—0.3%
Anglo American Capital PLC, 9.38%, 4/8/14(L2)(b)	350,000	418,741

ELECTRIC UTILITIES—1.2%
Enel Finance International SA, 5.13%, 10/7/19(L2)(b)	650,000	654,090
Florida Power Corp., 5.80%, 9/15/17(L2)	600,000	683,844
		1,337,934
HEALTH CARE DISTRIBUTORS—0.6%
AmerisourceBergen Corp., 4.88%, 11/15/19(L2)	650,000	674,705

HEALTH CARE FACILITIES—0.6%
Omega Healthcare Investors Inc., 7.00%, 4/1/14(L2)	650,000	651,625

HEALTH CARE SERVICES—0.6%
HCA Inc., 7.25%, 9/15/20(L2)	650,000	656,500

HOMEBUILDING—2.2%
Lennar Corp., 6.95%, 6/1/18(L2)(b)	1,350,000	1,181,251
Lennar Corp., 12.25%, 6/1/17(L2)	650,000	744,250

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
HOMEBUILDING—(CONT.)
Meritage Homes Corp., 7.15%, 4/15/20(L2)(b)	$650,000	$585,000
		2,510,501
HOTELS RESORTS & CRUISE LINES—0.2%
Wyndham Worldwide Corp., 7.38%, 3/1/20(L2)	175,000	179,832

HYPERMARKETS & SUPER CENTERS—0.6%
Wal-Mart Stores Inc., 3.63%, 7/8/20(L2)	650,000	649,402

INDUSTRIAL CONGLOMERATES—0.4%
Tyco International Finance SA, 8.50%, 1/15/19(L2)	320,000	414,329

INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Cellco Partnership / Verizon Wireless Capital LLC, 7.38%, 11/15/13(L2)	600,000	703,946

LIFE & HEALTH INSURANCE—1.0%
Lincoln National Corp., 7.00%, 6/15/40(L2)	350,000	369,824
Lincoln National Corp., 8.75%, 7/1/19(L2)	350,000	429,654
Prudential Financial Inc., 8.88%, 6/15/38(L2)	350,000	372,750
		1,172,228
LIFE SCIENCES TOOLS & SERVICES—0.6%
Life Technologies Corp., 3.38%, 3/1/13(L2)	350,000	357,987
Life Technologies Corp., 4.40%, 3/1/15(L2)	350,000	362,411
		720,398
METAL & GLASS CONTAINERS—0.2%
Ball Corp., 7.13%, 9/1/16(L2)	250,000	262,813

MORTGAGE REITS—0.7%
Reckson Operating Partnership LP, 7.75%, 3/15/20(L2)(b)	825,000	810,150

MOVIES & ENTERTAINMENT—0.1%
Time Warner Cable Inc., 8.25%, 2/14/14(L2)	125,000	147,873

MULTI-LINE INSURANCE—0.2%
Genworth Financial Inc., 7.70%, 6/15/20(L2)	175,000	175,110

MULTI-UTILITIES—0.8%
Consolidated Edison Co., of New York Inc., 5.30%, 12/1/16(L2)	875,000	974,164

OIL & GAS EXPLORATION & PRODUCTION—0.9%
Devon Energy Corp., 6.30%, 1/15/19(L2)	350,000	406,153
Plains Exploration & Production Co., 7.63%, 4/1/20(L2)	650,000	633,750
		1,039,903
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Williams Cos Inc., /The, 8.75%, 1/15/20(L2)	350,000	414,079

OTHER DIVERSIFIED FINANCIAL SERVICES—1.8%
Bank of America Corp., 5.63%, 7/1/20(L2)	350,000	353,449
Citigroup Inc., 8.50%, 5/22/19(L2)	600,000	716,431
JPMorgan Chase & Co., 7.90%, 12/30/49(L2)	1,000,000	1,034,099
		2,103,979
PACKAGED FOODS & MEATS—0.1%
Kraft Foods Inc., 6.75%, 2/19/14(L2)	125,000	143,824

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
PHARMACEUTICALS—1.1%
AstraZeneca PLC, 5.40%, 6/1/14(L2)	$600,000	$674,527
Roche Holdings Inc., 5.00%, 3/1/14(L2)(b)	600,000	666,129
		1,340,656
PROPERTY & CASUALTY INSURANCE—1.7%
CNA Financial Corp., 7.35%, 11/15/19(L2)	650,000	691,893
Liberty Mutual Group Inc., 7.80%, 3/15/37(L2)(b)	700,000	581,000
XL Group PLC, 6.50%, 12/31/49(L2)	1,000,000	700,000
		1,972,893
SEMICONDUCTORS—0.3%
Analog Devices Inc., 5.00%, 7/1/14(L2)	350,000	378,644

SOFT DRINKS—0.7%
Coco-Cola Co., /The, 4.88%, 3/15/19(L2)	700,000	776,822

SPECIALIZED REITS—0.6%
Host Hotels & Resorts LP, 7.13%, 11/1/13(L2)	650,000	658,125

TOTAL CORPORATE BONDS (Cost $29,044,279)		30,343,376

MUNICIPAL BONDS—0.6%
MUNICIPAL BONDS—0.6%
State of Hawaii, 5.10%, 2/1/24(L2) (Cost $656,513)	650,000	683,859

COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
ASSET BACKED SECURITIES—2.1%
American Tower Trust, 2007-1A, 5.96%, 4/15/37(L2)(b)	1,500,000	1,610,744
LB-UBS Commercial Mortgage Trust, 5.05%, 7/15/37(L2)	850,000	834,480
		2,445,224
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,343,086)		2,445,224

ASSET BACKED SECURITIES—1.0%
MULTI-UTILITIES—0.4%
CenterPoint Energy Transition Bond Co., LLC, 2005A, 4.97%, 8/1/14(L2)	451,976	471,247

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Nissan Auto Receivables Owner Trust, 2005A, 3.20%, 2/15/13(L2)	650,000	664,685

TOTAL ASSET BACKED SECURITIES (Cost $1,102,823)		1,135,932

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS—4.3% (c)
COLLATERALIZED MORTGAGE BACKED OBLIGATIONS—3.8%
Federal National Mortgage Association REMICS,
6.00%, 4/25/35 +,(L2)	$1,800,000	$2,007,680
Federal Home Loan Mortgage Corp REMICS,
6.00%, 8/15/29 +,(L2)	1,880,000	1,911,843
Government National Mortgage Association REMICS,
5.00%, 5/16/29 +,(L2)	426,726	432,498
		4,352,021
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.5%
Federal National Mortgage Association,
5.00%, 4/01/18 (L2)	579,050	624,657
TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS (Cost $4,705,794)		4,976,678

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—10.4% (c)
FEDERAL HOME LOAN BANK—0.2%
Federal Home Loan Banks,
5.38%, 6/08/12 (L2)	200,000	217,847

FEDERAL NATIONAL MORTGAGE ASSOCIATION—2.7%
Federal National Mortgage Association,
4.63%, 5/01/13 (L2)	1,400,000	1,512,857
5.00%, 2/13/17 (L2)	1,400,000	1,593,519
		3,106,376
U.S. GOVERNMENT NOTE/BOND—7.5%
U.S. Treasury Bonds(L2)
5.25%, 11/15/28 (L2)	1,000,000	1,203,750

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—(CONT.)
U.S. GOVERNMENT NOTE/BOND—(CONT.)
U.S. Treasury Notes
5.00%, 8/15/11 (L2)	$1,285,000	$1,351,609
1.13%, 1/15/12 (L2)	1,400,000	1,413,509
1.50%, 12/31/13 (L2)	1,400,000	1,412,032
4.50%, 2/15/16 (L2)	640,000	724,450
4.75%, 8/15/17 (L2)	640,000	740,050
3.50%, 2/15/18 (L2)	150,000	160,371
3.38%, 11/15/19 (L2)	1,650,000	1,709,168
		7,511,189
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) (Cost $11,425,472)		12,039,162

Total Investments (Cost $118,566,597)(d)	98.3%	114,038,854
Other Assets in Excess of Liabilities	1.7	1,991,207
NET ASSETS	100.0%	$116,030,061

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted. See Notes 2 and 8 to the Financial Statements.

+	Real Estate Mortgage Investment Conduit
*	Non-income producing security.
#	American Depository Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 7.7% of the net assets of the Fund.

(c)	Securities issued by these agencies, except for United States Treasury Notes and Bonds, are neither guaranteed nor issued by the United States Government.
(d)

At June 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $118,705,430 amounted to $4,666,576 which consisted of aggregate gross unrealized appreciation of $7,700,823 and aggregate gross unrealized depreciation of $12,367,399.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

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THE ALGER PORTFOLIOS

Statements of Assets and Liabilities (Unaudited) June 30, 2010

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$237,767,868	$307,613,988
Receivable for investment securities sold	7,489,831	2,656,835
Receivable for shares of beneficial interest sold	386,669	321,078
Dividends and interest receivable	112,410	322,883
Receivable from Investment Manager	—	—
Prepaid expenses	23,732	24,712
Total Assets	245,780,510	310,939,496
LIABILITIES:
Payable for investment securities purchased	3,858,755	2,463,594
Bank overdraft	—	—
Payable for shares of beneficial interest redeemed	511,557	100,674
Accrued investment advisory fees	179,826	210,357
Accrued transfer agent fees	7,009	10,240
Accrued distribution fees	2,727	1,824
Accrued administrative fees	6,381	8,148
Accrued shareholder servicing fees	2,109	2,691
Accrued other expenses	57,490	84,572
Total Liabilities	4,625,854	2,882,100
NET ASSETS	$241,154,656	$308,057,396
Net Assets Consist of:
Paid in capital	329,381,672	631,504,381
Undistributed net investment income (accumulated loss)	333,824	1,364,666
Accumulated net realized loss	(59,868,673)	(304,941,021)
Net unrealized appreciation (depreciation) on investments	(28,692,167)	(19,870,630)
NET ASSETS	$241,154,656	$308,057,396
Net Asset Value Per Share
Class I-2	$41.39	$35.37
Class S	$40.58	$34.99
Net Assets By Class
Class I-2	$229,928,076	$300,457,889
Class S	$11,226,580	$7,599,507
Shares of Beneficial Interest Outstanding— Note 6 (Par Value $.001)
Class I-2	5,554,917	8,493,562
Class S	276,686	217,201

*Identified Cost	$266,460,034	$327,484,617

See Notes to Financial Statements.

	Alger Mid Cap Growth Portfolio	Alger SMid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	Alger Growth & Income Portfolio	Alger Balanced Portfolio
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$167,213,785	$53,817,429	$442,506,748	$29,066,755	$114,038,854
Receivable for investment securities sold	1,540,193	1,075,998	8,945,190	262,558	4,217,190
Receivable for shares of beneficial interest sold	297,163	7,055	4,209,624	24,810	8,986
Dividends and interest receivable	122,839	13,735	83,911	46,281	736,214
Receivable from Investment Manager	—	5,606	—	—	—
Prepaid expenses	19,425	10,747	22,575	11,194	17,833
Total Assets	169,193,405	54,930,570	455,768,048	29,411,598	119,019,077
LIABILITIES:
Payable for investment securities purchased	2,312,725	853,117	7,255,188	266,782	2,264,443
Bank overdraft	—	—	—	18,244	482,146
Payable for shares of beneficial interest redeemed	50,106	28,203	428,923	10,727	120,687
Accrued investment advisory fees	123,247	41,705	344,150	14,945	72,352
Accrued transfer agent fees	10,416	2,090	12,088	3,381	5,922
Accrued distribution fees	1,884	—	12,061	—	59
Accrued administrative fees	4,460	1,416	11,684	768	2,970
Accrued shareholder servicing fees	1,472	468	3,859	254	981
Accrued other expenses	71,857	21,934	72,542	31,622	39,456
Total Liabilities	2,576,167	948,933	8,140,495	346,723	2,989,016
NET ASSETS	$166,617,238	$53,981,637	$447,627,553	$29,064,875	$116,030,061
Net Assets Consist of:
Paid in capital	280,445,152	57,501,353	480,313,318	65,427,369	147,908,427
Undistributed net investment income (accumulated loss)	(346,829)	(100,678)	(1,352,556)	254,252	1,463,292
Accumulated net realized loss	(90,734,829)	(887,332)	(37,914,951)	(33,145,668)	(28,813,893)
Net unrealized appreciation (depreciation) on investments	(22,746,256)	(2,531,706)	6,581,742	(3,471,078)	(4,527,765)
NET ASSETS	$166,617,238	$53,981,637	$447,627,553	$29,064,875	$116,030,061
Net Asset Value Per Share
Class I-2	$9.94	$7.00	$25.19	$8.32	$10.21
Class S	$9.64	$—	$24.69	$—	$10.86
Net Assets By Class
Class I-2	$158,838,466	$53,981,637	$397,386,955	$29,064,875	$115,782,158
Class S	$7,778,772	$—	$50,240,598	$—	$247,903
Shares of Beneficial Interest Outstanding— Note 6 (Par Value $.001)
Class I-2	15,979,828	7,713,547	15,775,566	3,494,214	11,343,315
Class S	806,784	—	2,035,241	—	22,833

*Identified Cost	$189,960,632	$56,349,135	$435,925,007	$32,537,833	$118,566,597

THE ALGER PORTFOLIOS

Statements of Operations (Unaudited)

For the six months ended June 30, 2010

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$1,567,212	$2,848,454
Interest	1,460	630
Other	304	10
Total Income	1,568,976	2,849,094
EXPENSES
Advisory fees—Note 3(a)	1,078,581	1,238,154
Distribution fees—Note3(b):
Class S	16,479	11,065
Shareholder servicing fees	2,108	2,691
Administrative fees—Note 3(a)	36,619	47,957
Custodian fees	28,546	24,005
Interest expenses	15	320
Transfer agent fees and expenses—Note 3(d)	11,994	14,083
Printing fees	26,030	41,675
Professional fees	29,908	31,795
Registration fees	31,337	31,892
Trustee fees—Note 3(e)	6,447	6,447
Miscellaneous	25,110	34,327
Total Expenses	1,293,174	1,484,411
Less, expense reimbursement—Note 3(a)	(46,604)	—
Net Expenses	1,246,570	1,484,411
NET INVESTMENT INCOME (LOSS)	322,406	1,364,683
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments and options	21,650,322	13,032,431
Net realized loss on foreign currency transactions	(73,919)	—
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency	(47,952,557)	(41,632,262)
Net realized and unrealized loss on investments, options and foreign currency	(26,376,154)	(28,599,831)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,053,748)	$(27,235,148)

*Foreign withholding taxes	$6,612	$3,910

See Notes to Financial Statements.

	Alger Mid Cap Growth Portfolio	Alger SMid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	Alger Growth & Income Portfolio	Alger Balanced Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$567,871	$96,978	$733,871	$379,646	$558,020
Interest	(13,120)	202	2,384	1,974	1,506,879
Other	12	—	2,477	6	20
Total Income	554,763	97,180	738,732	381,626	2,064,919
EXPENSES
Advisory fees—Note 3(a)	722,419	161,889	1,766,579	97,445	442,120
Distribution fees—Note3(b):
Class S	11,296	—	69,250	—	342
Shareholder servicing fees	1,472	468	3,859	254	981
Administrative fees—Note 3(a)	26,140	5,496	59,976	4,581	17,124
Custodian fees	25,892	9,016	19,710	9,916	12,860
Interest expenses	155	144	—	510	162
Transfer agent fees and expenses—Note 3(d)	16,257	8,284	16,910	8,645	14,821
Printing fees	38,390	1,010	73,530	9,170	9,875
Professional fees	21,985	14,040	34,695	13,576	18,504
Registration fees	23,672	13,816	32,720	14,505	20,533
Trustee fees—Note 3(e)	6,447	6,447	6,447	6,447	6,447
Miscellaneous	23,296	5,316	40,495	4,174	13,404
Total Expenses	917,421	225,926	2,124,171	169,223	557,173
Less, expense reimbursement—Note 3(a)	—	(27,917)	—	(8,329)	(24,908)
Net Expenses	917,421	198,009	2,124,171	160,894	532,265
NET INVESTMENT INCOME (LOSS)	(362,658)	(100,829)	(1,385,439)	220,732	1,532,654
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments and options	20,532,579	(227,871)	19,596,034	(541,512)	1,071,276
Net realized loss on foreign currency transactions	(20,576)	—	—	—	(2)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency	(32,510,872)	(2,661,630)	(29,694,623)	(2,479,364)	(6,050,115)
Net realized and unrealized loss on investments, options and foreign currency	(11,998,869)	(2,889,501)	(10,098,589)	(3,020,876)	(4,978,841)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,361,527)	$(2,990,330)	$(11,484,028)	$(2,800,144)	$(3,446,187)

*Foreign withholding taxes	$6,602	$—	$2,578	$104	$962

THE ALGER PORTFOLIOS

Statements of Changes in Net Assets

	Alger Capital Appreciation Portfolio
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Net investment income (loss)	$322,406	$1,031,396
Net realized gain (loss) on investments, options and foreign currency transactions	21,576,403	32,650,515
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency	(47,952,557)	55,526,468
Net increase (decrease) in net assets resulting from operations	(26,053,748)	89,208,379
Dividends and distributions to shareholders from:
Net investment income
Class I-2	(1,008,170)	—
Class S	(27,573)	—
Net realized gains
Class I-2	—	—
Class S	—	—
Total dividends and distributions to shareholders	(1,035,743)	—
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	6,268,361	(18,822,263)
Class S	(814,816)	(299,187)
Net increase (decrease) from shares of beneficial interest transactions—Note 6	5,453,545	(19,121,450)
Total increase (decrease)	(21,635,946)	70,086,929
Net Assets:
Beginning of period	262,790,602	192,703,673
END OF PERIOD	$241,154,656	$262,790,602
Undistributed net investment income (accumulated loss)	$333,824	$1,047,161

See Notes to Financial Statements.

	Alger Large Cap Growth Portfolio		Alger Mid Cap Growth Portfolio		Alger SMid Cap Growth Portfolio
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Net investment income (loss)	$1,364,683	$2,535,016	$(362,658)	$(415,034)	$(100,829)	$(6,713)
Net realized gain (loss) on investments, options and foreign currency transactions	13,032,431	4,678,264	20,512,003	1,650,641	(227,871)	(162,906)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency	(41,632,262)	112,376,614	(32,510,872)	65,610,670	(2,661,630)	632,442
Net increase (decrease) in net assets resulting from operations	(27,235,148)	119,589,894	(12,361,527)	66,846,277	(2,990,330)	462,823
Dividends and distributions to shareholders from:
Net investment income
Class I-2	(2,490,641)	(1,956,246)	—	—	—	—
Class S	(43,820)	—	—	—	—	—
Net realized gains
Class I-2	—	—	—	—	—	—
Class S	—	—	—	—	—	—
Total dividends and distributions to shareholders	(2,534,461)	(2,003,833)	—	—	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	(20,607,807)	(32,354,147)	(13,256,103)	(8,440,613)	55,495,774	14,214
Class S	(1,001,069)	—	(1,199,769)	(920,441)	—	—
Net increase (decrease) from shares of beneficial interest transactions—Note 6	(21,608,876)	(33,625,235)	(14,455,872)	(9,361,054)	55,495,774	14,214
Total increase (decrease)	(51,378,485)	83,960,826	(26,817,399)	57,485,223	52,505,444	477,037
Net Assets:
Beginning of period	359,435,881	275,475,055	193,434,637	135,949,414	1,476,193	999,156
END OF PERIOD	$308,057,396	$359,435,881	$166,617,238	$193,434,637	$53,981,637	$1,476,193
Undistributed net investment income (accumulated loss)	$1,364,666	$2,534,444	$(346,829)	$15,829	$(100,678)	$151

	Alger Small Cap Growth Portfolio
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Net investment income (loss)	$(1,385,439)	$(2,106,422)
Net realized gain (loss) on investments, options and foreign currency transactions	19,596,034	(8,452,959)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency	(29,694,623)	133,476,620
Net increase (decrease) in net assets resulting from operations	(11,484,028)	122,917,239
Dividends and distributions to shareholders from:
Net investment income
Class I-2	—	—
Class S	—	—
Net realized gains
Class I-2	—	—
Class S	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	81,321,438	(26,541,455)
Class S	(3,953,059)	(6,081,654)
Net increase (decrease) from shares of beneficial interest transactions—Note 6	77,368,379	(32,623,109)
Total increase (decrease)	65,884,351	90,294,130
Net Assets:
Beginning of period	381,743,202	291,449,071
END OF PERIOD	$447,627,553	$381,743,201
Undistributed net investment income (accumulated loss)	$(1,352,556)	$32,884

See Notes to Financial Statements.

	Alger Growth & Income Portfolio		Alger Balanced Portfolio
	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
Net investment income (loss)	$220,732	$523,000	$1,532,654	$3,121,265
Net realized gain (loss) on investments, options and foreign currency transactions	(541,512)	(3,714,877)	1,071,274	(12,805,562)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency	(2,479,364)	11,831,192	(6,050,115)	40,357,012
Net increase (decrease) in net assets resulting from operations	(2,800,144)	8,639,315	(3,446,187)	30,672,715
Dividends and distributions to shareholders from:
Net investment income
Class I-2	(475,630)	(768,219)	(3,115,202)	(3,885,030)
Class S	—	—	(5,390)	(7,319)
Net realized gains
Class I-2	—	—	—	—
Class S	—	—	—	—
Total dividends and distributions to shareholders	(475,630)	(768,219)	(3,120,592)	(3,892,349)
Increase (decrease) from shares of beneficial interest transactions:
Class I-2	(2,203,045)	(2,843,200)	(5,427,890)	(17,726,993)
Class S	—	—	(8,154)	22,064
Net increase (decrease) from shares of beneficial interest transactions— Note 6	(2,203,045)	(2,843,200)	(5,436,044)	(17,704,929)
Total increase (decrease)	(5,478,819)	5,027,896	(12,002,823)	9,075,437
Net Assets:
Beginning of period	34,543,694	29,515,797	128,032,884	118,957,447
END OF PERIOD	$29,064,875	$34,543,693	$116,030,061	$128,032,884
Undistributed net investment income (accumulated loss)	$254,252	$509,150	$1,463,292	$3,051,230

THE ALGER PORTFOLIOS

Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Portfolio

	Class I-2
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	Year ended 12/31/2008	Year ended 12/31/2007	Year ended 12/31/2006	Year ended 12/31/2005
Net asset value, beginning of period	$45.92	$30.39	$55.39	$41.48	$34.78	$30.39
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(ii)	0.06	0.18	0.05	(0.07)	(0.07)	(0.21)
Net realized and unrealized gain (loss) on investments	(4.41)	15.35	(25.05)	13.98	6.77	4.60
Total from investment operations	(4.35)	15.53	(25.00)	13.91	6.70	4.39
Dividends from net investment income	(0.18)	—	—	—	—	—
Net asset value, end of period	$41.39	$45.92	$30.39	$55.39	$41.48	$34.78
Total return	(9.52)%	51.10%	(45.13)%	33.53%	19.26%	14.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$229,928	$249,483	$183,335	$414,959	$298,024	$298,410
Ratio of gross expenses to average net assets	0.95%	0.99%	0.95%	0.97%	0.98%	0.91%
Ratio of expense reimbursements to average net assets	(0.03)%	(0.04)%	(0.04)%	(0.04)%	0.00%	0.00%
Ratio of net expenses to average net assets	0.92%	0.95%	0.91%	0.93%	0.98%	0.91%
Ratio of net investment income to average net assets	0.26%	0.49%	0.12%	(0.15)%	(0.19)%	(0.08)%
Portfolio turnover rate	112.49%	285.33%	317.72%	254.03%	245.58%	130.14%

See Notes to Financial Statements.

	Class S
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	Year ended 12/31/2008	Year ended 12/31/2007	Year ended 12/31/2006	Year ended 12/31/2005
Net asset value, beginning of period	$45.01	$29.86	$54.57	$40.97	$34.44	$30.17
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(ii)	(0.02)	0.08	(0.05)	(0.16)	(0.17)	(0.08)
Net realized and unrealized gain (loss) on investments	(4.32)	15.07	(24.66)	13.76	6.70	4.35
Total from investment operations	(4.34)	15.15	(24.71)	13.60	6.53	4.27
Dividends from net investment income	(0.09)	—	—	—	—	—
Net asset value, end of period	$40.58	$45.01	$29.86	$54.57	$40.97	$34.44
Total return	(9.67)%	50.69%	(45.28)%	33.20%	18.96%	14.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,227	$13,307	$9,369	$20,783	$23,845	$17,887
Ratio of gross expenses to average net assets	1.32%	1.24%	1.20%	1.22%	1.23%	1.16%
Ratio of expense reimbursements to average net assets	(0.03)%	(0.04)%	(0.04)%	(0.04)%	0.00%	0.00%
Ratio of net expenses to average net assets	1.29%	1.20%	1.16%	1.18%	1.23%	1.16%
Ratio of net investment income to average net assets	(0.10)%	0.23%	(0.12)%	(0.34)%	(0.45)%	(0.33)%
Portfolio turnover rate	112.49%	285.33%	317.72%	254.03%	245.58%	130.14%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

Alger Large Cap Growth Portfolio

	Class I-2
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	Year ended 12/31/2008	Year ended 12/31/2007	Year ended 12/31/2006	Year ended 12/31/2005
Net asset value, beginning of period	$38.80	$26.48	$49.27	$41.22	$39.24	$35.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(ii)	0.15	0.26	0.21	0.08	0.11	0.03
Net realized and unrealized gain (loss) on investments	(3.29)	12.27	(22.91)	8.12	1.92	4.17
Total from investment operations	(3.14)	12.53	(22.70)	8.20	2.03	4.20
Dividends from net investment income	(0.29)	(0.21)	(0.09)	(0.15)	(0.05)	(0.08)
Net asset value, end of period	$35.37	$38.80	$26.48	$49.27	$41.22	$39.24
Total return	(8.19)%	47.57%	(46.15)%	19.94%	5.18%	12.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$300,458	$350,117	$267,928	$562,009	$613,742	$839,841
Ratio of gross expenses to average net assets	0.84%	0.87%	0.83%	0.83%	0.83%	0.81%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	0.84%	0.87%	0.83%	0.83%	0.83%	0.81%
Ratio of net investment income to average net assets	0.79%	0.83%	0.54%	0.17%	0.27%	0.10%
Portfolio turnover rate	25.54%	74.63%	181.23%	133.61%	337.35%	257.14%

See Notes to Financial Statements.

	Class S
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	Year ended 12/31/2008	Year ended 12/31/2007	Year ended 12/31/2006	Year ended 12/31/2005
Net asset value, beginning of period	$38.38	$26.23	$48.84	$40.87	$38.96	$34.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(ii)	0.07	0.18	0.12	(0.04)	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	(3.26)	12.15	(22.73)	8.06	1.90	4.14
Total from investment operations	(3.19)	12.33	(22.61)	8.02	1.91	4.08
Dividends from net investment income	(0.20)	(0.18)	—	(0.05)	—	(0.04)
Net asset value, end of period	$34.99	$38.38	$26.23	$48.84	$40.87	$38.96
Total return	(8.38)%	47.25%	(46.30)%	19.63%	4.90%	11.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,600	$9,318	$7,547	$15,289	$14,634	$14,250
Ratio of gross expenses to average net assets	1.27%	1.12%	1.08%	1.08%	1.08%	1.05%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.27%	1.12%	1.08%	1.08%	1.08%	1.05%
Ratio of net investment income to average net assets	0.36%	0.58%	0.30%	(0.08)%	0.03%	(0.15)%
Portfolio turnover rate	25.54%	74.63%	181.23%	133.61%	337.35%	257.14%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

Alger Mid Cap Growth Portfolio

	Class I-2
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	Year ended 12/31/2008	Year ended 12/31/2007	Year ended 12/31/2006	Year ended 12/31/2005
Net asset value, beginning of period	$10.68	$7.04	$23.62	$20.75	$21.90	$20.80
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.02)	(0.02)	(0.05)	(0.07)	(0.09)	(0.31)
Net realized and unrealized gain (loss) on investments	(0.72)	3.66	(10.60)	6.07	2.08	2.22
Total from investment operations	(0.74)	3.64	(10.65)	6.00	1.99	1.91
Dividends from net investment income	—	—	(0.03)	—	—	—
Distributions from net realized gains	—	—	(5.90)	(3.13)	(3.14)	(0.81)
Net asset value, end of period	$9.94	$10.68	$7.04	$23.62	$20.75	$21.90
Total return	(6.93)%	51.70%	(58.36)%	31.56%	10.14%	9.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$158,838	$183,873	$128,806	$367,970	$317,649	$369,157
Ratio of gross expenses to average net assets	0.95%	0.98%	0.92%	0.91%	0.91%	0.86%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	0.95%	0.98%	0.92%	0.91%	0.91%	0.86%
Ratio of net investment income to average net assets	(0.36)%	(0.25)%	(0.33)%	(0.33)%	(0.42)%	(0.45)%
Portfolio turnover rate	126.35%	280.22%	353.68%	242.84%	313.80%	226.14%

See Notes to Financial Statements.

	Class S
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	Year ended 12/31/2008	Year ended 12/31/2007	Year ended 12/31/2006	Year ended 12/31/2005
Net asset value, beginning of period	$10.38	$6.86	$23.21	$20.48	$21.70	$20.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.04)	(0.04)	(0.08)	(0.12)	(0.14)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.70)	3.56	(10.37)	5.98	2.06	1.91
Total from investment operations	(0.74)	3.52	(10.45)	5.86	1.92	1.84
Distributions from net realized gains	—	—	(5.90)	(3.13)	(3.14)	(0.81)
Net asset value, end of period	$9.64	$10.38	$6.86	$23.21	$20.48	$21.70
Total return	(7.13)%	51.31%	(58.47)%	31.27%	9.89%	9.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,779	$9,561	$7,143	$18,141	$15,133	$10,810
Ratio of gross expenses to average net assets	1.36%	1.23%	1.17%	1.16%	1.17%	1.11%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.36%	1.23%	1.17%	1.16%	1.17%	1.11%
Ratio of net investment income to average net assets	(0.78)%	(0.50)%	(0.58)%	(0.57)%	(0.68)%	(0.70)%
Portfolio turnover rate	126.35%	280.22%	353.68%	242.84%	313.80%	226.14%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

Alger SMid Cap Growth Portfolio

	Class I-2
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	From 1/2/2008 (commencement of operations) to 12/31/2008(ii)
Net asset value, beginning of period	$7.25	$4.97	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(iii)	(0.02)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.23)	2.31	(4.98)
Total from investment operations	(0.25)	2.28	(5.03)
Net asset value, end of period	$7.00	$7.25	$4.97
Total return	(3.45)%	45.88%	(50.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$53,982	$1,476	$999
Ratio of gross expenses to average net assets	1.13%	6.20%	4.60%
Ratio of expense reimbursements to average net assets	(0.14)%	(5.20)%	(3.60)%
Ratio of net expenses to average net assets	0.99%	1.00%	1.00%
Ratio of net investment income to average net assets	(0.50)%	(0.56)%	(0.64)%
Portfolio turnover rate	40.16%	74.57%	77.82%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

Alger Growth & Income Portfolio

	Class I-2
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	Year ended 12/31/2008	Year ended 12/31/2007	Year ended 12/31/2006	Year ended 12/31/2005
Net asset value, beginning of period	$9.26	$7.20	$12.12	$11.09	$10.28	$10.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(ii)	0.03	0.13	0.19	0.18	0.08	0.13
Net realized and unrealized gain (loss) on investments	(0.83)	2.13	(4.90)	0.94	0.86	0.21
Total from investment operations	(0.80)	2.26	(4.71)	1.12	0.94	0.34
Dividends from net investment income	(0.14)	(0.20)	(0.21)	(0.09)	(0.13)	(0.11)
Net asset value, end of period	$8.32	$9.26	$7.20	$12.12	$11.09	$10.28
Total return	(8.87)%	32.17%	(39.47)%	10.13%	9.31%	3.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$29,065	$34,544	$29,516	$62,121	$68,106	$76,770
Ratio of gross expenses to average net assets	1.02%	0.94%	0.84%	0.72%	0.91%	0.75%
Ratio of expense reimbursements to average net assets	(0.05)%	(0.05)%	(0.05)%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	0.97%	0.89%	0.79%	0.72%	0.91%	0.75%
Ratio of net investment income to average net assets	1.33%	1.72%	1.86%	1.52%	0.77%	1.08%
Portfolio turnover rate	15.78%	62.00%	72.01%	83.10%	151.43%	103.93%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

Alger Small Cap Growth Portfolio

	Class I-2
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	Year ended 12/31/2008	Year ended 12/31/2007	Year ended 12/31/2006	Year ended 12/31/2005
Net asset value, beginning of period	$25.58	$17.58	$33.32	$28.42	$23.68	$20.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.08)	(0.13)	(0.17)	(0.21)	(0.16)	(0.20)
Net realized and unrealized gain (loss) on investments	(0.31)	8.13	(15.21)	5.11	4.90	3.62
Total from investment operations	(0.39)	8.00	(15.38)	4.90	4.74	3.42
Distributions from net realized gains	—	—	(0.36)	—	—	—
Net asset value, end of period	$25.19	$25.58	$17.58	$33.32	$28.42	$23.68
Total return	(1.52)%	45.51%	(46.60)%	17.24%	20.02%	16.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$397,387	$326,880	$248,212	$558,654	$525,675	$509,855
Ratio of gross expenses to average net assets	0.94%	0.97%	0.92%	0.96%	0.93%	0.91%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	0.94%	0.97%	0.92%	0.96%	0.93%	0.91%
Ratio of net investment income to average net assets	(0.60)%	(0.61)%	(0.66)%	(0.66)%	(0.63)%	(0.43)%
Portfolio turnover rate	34.60%	86.65%	57.34%	65.96%	91.40%	97.11%

See Notes to Financial Statements.

	Class S
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	Year ended 12/31/2008	Year ended 12/31/2007	Year ended 12/31/2006	Year ended 12/31/2005
Net asset value, beginning of period	$25.11	$17.30	$32.86	$28.10	$23.47	$20.13
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(ii)	(0.11)	(0.17)	(0.23)	(0.29)	(0.23)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.31)	7.98	(14.97)	5.05	4.86	3.40
Total from investment operations	(0.42)	7.81	(15.20)	4.76	4.63	3.34
Distributions from net realized gains	—	—	(0.36)	—	—	—
Net asset value, end of period	$24.69	$25.11	$17.30	$32.86	$28.10	$23.47
Total return	(1.63)%	45.09%	(46.71)%	16.94%	19.73%	16.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$50,241	$54,863	$43,237	$95,327	$80,189	$42,168
Ratio of gross expenses to average net assets	1.21%	1.22%	1.17%	1.21%	1.18%	1.15%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.21%	1.22%	1.17%	1.21%	1.18%	1.15%
Ratio of net investment income to average net assets	(0.87)%	(0.86)%	(0.91)%	(0.91)%	(0.88)%	(0.67)%
Portfolio turnover rate	34.60%	86.65%	57.34%	65.96%	91.40%	97.11%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

Alger Balanced Portfolio

	Class I-2
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	Year ended 12/31/2008	Year ended 12/31/2007	Year ended 12/31/2006	Year ended 12/31/2005
Net asset value, beginning of period	$10.79	$8.64	$14.61	$14.11	$14.44	$13.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(ii)	0.13	0.25	0.26	0.26	0.24	0.20
Net realized and unrealized gain (loss) on investments	(0.43)	2.21	(4.35)	1.41	0.39	0.92
Total from investment operations	(0.30)	2.46	(4.09)	1.67	0.63	1.12
Dividends from net investment income	(0.28)	(0.31)	(0.33)	(0.31)	(0.22)	(0.23)
Distributions from net realized gains	—	—	(1.55)	(0.86)	(0.74)	—
Net asset value, end of period	$10.21	$10.79	$8.64	$14.61	$14.11	$14.44
Total return	(2.97)%	29.25%	(31.76)%	12.37%	4.72%	8.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$115,782	$127,756	$118,759	$224,090	$254,579	$292,412
Ratio of gross expenses to average net assets	0.88%	0.89%	0.85%	0.84%	0.86%	0.81%
Ratio of expense reimbursements to average net assets	(0.04)%	(0.04)%	(0.04)%	(0.04)%	0.00%	0.00%
Ratio of net expenses to average net assets	0.84%	0.85%	0.81%	0.80%	0.86%	0.81%
Ratio of net investment income to average net assets	2.47%	2.60%	2.19%	1.79%	1.71%	1.29%
Portfolio turnover rate	35.06%	104.04%	76.32%	103.77%	288.73%	218.77%

See Notes to Financial Statements.

	Class S
	Six months ended 6/30/2010(i)	Year ended 12/31/2009	Year ended 12/31/2008	Year ended 12/31/2007	Year ended 12/31/2006	Year ended 12/31/2005
Net asset value, beginning of period	$11.75	$9.43	$15.46	$14.30	$14.61	$13.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(ii)	(0.19)	0.23	0.24	0.19	0.20	0.14
Net realized and unrealized gain (loss) on investments	(0.47)	2.39	(4.72)	1.83	0.40	0.96
Total from investment operations	(0.66)	2.62	(4.48)	2.02	0.60	1.10
Dividends from net investment income	(0.23)	(0.30)	—	—	(0.17)	(0.20)
Distributions from net realized gains	—	—	(1.55)	(0.86)	(0.74)	—
Net asset value, end of period	$10.86	$11.75	$9.43	$15.46	$14.30	$14.61
Total return	(5.75)%	28.50%	(31.90)%	14.49%	4.46%	8.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$248	$277	$198	$363	$31,528	$43,583
Ratio of gross expenses to average net assets	6.60%	1.30%	1.10%	1.12%	1.11%	1.06%
Ratio of expense reimbursements to average net assets	(0.04)%	(0.04)%	(0.04)%	(0.04)%	0.00%	0.00%
Ratio of net expenses to average net assets	6.56%	1.26%	1.06%	1.08%	1.11%	1.06%
Ratio of net investment income to average net assets	(3.25)%	2.18%	1.96%	1.48%	1.43%	1.05%
Portfolio turnover rate	35.06%	104.04%	76.32%	103.77%	288.73%	218.77%

(i) Unaudited.  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: the Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). The Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income. The Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class I-2 shares and Class S shares except for the Growth & Income Portfolio and SMid Cap Growth Portfolio which only offer Class I-2 shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

Short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios, own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolios, own assumptions in determining the fair value of investments)

The Portfolios, valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

(b) Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

lives of the respective securities.

(c) Foreign Currency Transactions: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(d) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Purchasing call and put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(e) Lending of Portfolio Securities: Each Portfolio may lend its securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets. The Portfolios may earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities. The “current market value” of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. There were no securities on loan during the six months ended June 30, 2010.

(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolios on the ex-dividend date.

Dividends from net investment income are declared and paid annually. With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios’ distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses, premium/discount of debt securities, realized gain loss from foreign currency transactions, and realized gains from redemptions in kind, if any. The reclassifications have no impact on the net asset values of the Portfolios and were designed to present the Portfolios’ capital accounts on a tax basis.

(g) Federal Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

Financial Accounting Standards Board Accounting Standards Codification 740 — Income Taxes (“ASC 740”) requires the Portfolios to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position.  The Portfolios file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. With the exception of Alger SMid Cap Growth Portfolio, the Portfolios, open tax years are 2006-2009. Alger SMid Cap Growth Portfolio’s open tax years are 2008-2009. Based upon their review of tax positions for the Portfolios, the Portfolios have determined that ASC 740 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2010.

(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio’s classes based on relative net assets, with the exception of distribution fees and transfer agency fees.

(i) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.  These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of results for the interim period presented.  All such adjustments are of a normal recurring nature.

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory and Administration Fees: Fees incurred by each Portfolio, pursuant to the provisions of the Fund’s Investment Advisory Agreement and Administration Agreement with Fred Alger Management, Inc. (“Alger Management”), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

	Advisory Fee	Administration Fee
Alger Capital Appreciation Portfolio	.810%	.0275%
Alger Large Cap Growth Portfolio	.710	.0275
Alger Mid Cap Growth Portfolio	.760	.0275
Alger SMid Cap Growth	.810	.0275
Alger Small Cap Growth Portfolio	.810	.0275
Alger Growth & Income Portfolio	.585	.0275
Alger Balanced Portfolio	.710	.0275

As part of the settlement with the New York State Attorney General (see Note 10—Litigation) Alger Management has agreed to reduce its advisory fee to 0.67% for the Alger Balanced Portfolio, 0.535% for the Alger Growth & Income Portfolio and 0.775% for the Alger Capital Appreciation Portfolio for the period from December 1, 2006 through November 30, 2011.

Alger Management has voluntarily established an expense cap for the Alger SMid Cap Growth Portfolio. Alger Management will reimburse the Portfolio if annualized operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) exceed 0.99% of the daily average net assets through April 30, 2011. For the six months ended June 30, 2010, Alger Management reimbursed fees of the Portfolio totaling $27,918.

(b) Distribution Fees: Class S shares—The Fund has adopted a Distribution Plan pursuant to which Class S shares of each Portfolio pay Fred Alger & Company, Incorporated, the Fund’s distributor (the “Distributor”), a fee at the annual rate of .25% of the respective average daily net assets of the Class S shares of the designated Portfolio to compensate

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the Distributor for its activities and expenses incurred in distributing the Class S shares. The fees paid may be more or less than the expenses incurred by the Distributor.

(c) Brokerage Commissions: During the six months ended June 30, 2010, the Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio paid the Distributor $327,586, $94,130, $267,849, $19,479, $158,661, $8,186 and $9,743, respectively, in connection with securities transactions.

(d) Shareholder Administrative Fees: The Fund has entered into a shareholder administrative services agreement with Alger Management to compensate Alger Management on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent for the Fund (“BFDS”) and other related services.  Effective June 1, 2010, Alger Management modified the shareholder administrative agreement from a per account basis to 0.0% of average daily net assets.  During the six months ended June 30, 2010, the Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio and Alger Balanced Portfolio incurred fees of $2,225, $2,789, $1,575, $472, $3,980, $288, and $1,016 respectively, for these services provided by Alger Management which are included in transfer agent fees and expenses in the Statements of Operations.

(e) Trustee Fees: From January 1, 2010 through February 8, 2010, each Portfolio paid each Trustee who is not affiliated with Alger Management or its affiliates $500 for each meeting attended, to a maximum of $2,000 per annum. The Chairman of the Board of Trustees received an additional annual fee of $10,000 which is paid, pro rata, by all portfolios managed by Alger Management. Additionally, each member of the audit committee received an additional $50 from each Portfolio for each audit committee meeting attended, to a maximum of $200 per annum.

Effective February 9, 2010 each Portfolio pays each trustee who is not affiliated with Alger Management or its affiliates $750 for each meeting attended, to a maximum of $3,000 per annum, plus travel expenses incurred for attending the meeting. The chairman of the Board of Trustees receives an additional annual fee of $15,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional $75 for each audit committee meeting attended, to a maximum of $300 per annum.

(f) Interfund Loans: The Portfolios, along with other funds advised by Alger Management, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Portfolio may lend uninvested cash in an amount up to 15% of its net assets to other Portfolios, and each Portfolio may borrow in an amount up to 10% of its net assets from other Portfolios. If a Portfolio has borrowed from other Portfolios and has aggregate borrowings from all sources that exceed 10% of the Portfolio’s total assets, such Portfolio will secure all of its loans from other Portfolios. The interest rate charged on interfund

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

loans is equal to the average of the overnight time deposit rate and bank loan rate available to the Portfolios.

During the six months ended June 30, 2010, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Balanced Portfolio incurred interest expense of $232, $116 and $67, respectively,  in connection with interfund loans.  During the six months ended June 30, 2010, Alger Small Cap Growth Portfolio earned interfund loan interest income of $377.

(g) Other Transactions With Affiliates: Certain trustees and officers of the Trust are directors and officers of Alger Management and the Distributor.

NOTE 4 — Securities Transactions:

Purchases and sales of securities, other than U.S. Government and short-term securities, for the six months ended June 30, 2010, were as follows:

	PURCHASES	SALES
Alger Capital Appreciation Portfolio	$286,202,288	$284,933,901
Alger Large Cap Growth Portfolio	87,159,114	108,996,104
Alger SMid Cap Growth Portfolio	66,588,234	13,250,987
Alger Mid Cap Growth Portfolio	229,720,493	229,123,588
Alger Small Cap Growth Portfolio	210,882,140	142,638,967
Alger Growth & Income Portfolio	5,199,989	7,413,511
Alger Balanced Portfolio	41,301,566	48,309,035

Written call and put options activity for the six months ended June 30, 2010, was as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Alger Mid Cap Growth Portfolio
Options outstanding at December 31, 2009	—	$—
Options written	2,550	205,948
Options closed or expired	(2,550)	(205,948)
Options exercised	—	—
Options outstanding at June 30, 2010	—	$—

NOTE 5 — Borrowing:

The Portfolios may borrow from their custodian on an uncommitted basis. Each Portfolio pays the custodian a market rate of interest, generally based upon the London Inter-Bank Offer Rate.  The Portfolios may also borrow from other portfolios advised by Alger Management, as discussed in Note 3 (f).  For the six months ended June 30, 2010, the Portfolios had the following borrowings:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Portfolio	$1,301	2.26%
Alger Large Cap Growth Portfolio	5,384	2.23

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Mid Cap Growth Portfolio	18,885	2 .35
Alger Growth & Income Portfolio	48,714	2 .29
Alger Balanced Portfolio	9,259	2 .32

The highest amount borrowed during the six months ended June 30, 2010 for each Portfolio was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Portfolio	$235,450
Alger Large Cap Growth Portfolio	534,799
Alger Mid Cap Growth Portfolio	725,216
Alger Growth & Income Portfolio	362,868
Alger Balanced Portfolio	488,486

NOTE 6 — Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are divided into seven series. During the six months ended June 30, 2010 and the year ended December 31, 2009, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2010		FOR THE YEAR ENDED DECEMBER 31, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Portfolio
Class I-2:
Shares sold	802,032	$37,318,580	848,597	$32,145,644
Dividends reinvested	21,423	1,008,170	—	—
Shares redeemed	(701,972)	(32,058,389)	(1,447,904)	(50,967,907)
Net increase (decrease)	121,483	$6,268,361	(599,307)	$(18,822,263)
Class S:
Shares sold	29,102	$1,327,896	75,711	$2,851,694
Dividends reinvested	597	27,573	—	—
Shares redeemed	(48,667)	(2,170,285)	(93,770)	(3,150,881)
Net decrease	(18,968)	$(814,816)	(18,059)	$(299,187)

Alger Large Cap Growth Portfolio
Class I-2:
Shares sold	342,543	$13,375,121	710,838	$23,032,463
Dividends reinvested	61,941	2,490,641	67,434	1,956,246
Shares redeemed	(933,452)	(36,473,569)	(1,875,653)	(57,342,856)
Net decrease	(528,968)	$(20,607,807)	(1,097,381)	$(32,354,147)
Class S:
Shares sold	4,107	$155,144	31,336	$980,008
Dividends reinvested	1,101	43,820	1,655	47,587
Shares redeemed	(30,820)	(1,200,033)	(77,900)	(2,298,683)
Net decrease	(25,612)	$(1,001,069)	(44,909)	$(1,271,088)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED JUNE 30, 2010		FOR THE YEAR ENDED DECEMBER 31, 2009
	SHARES	AMOUNT	SHARES	AMOUNT

Alger Mid Cap Growth Portfolio
Class I-2:
Shares sold	1,337,915	$14,690,551	3,177,771	$27,617,755
Shares redeemed	(2,574,470)	(27,946,654)	(4,265,908)	(36,058,368)
Net decrease	(1,236,555)	$(13,256,103)	(1,088,137)	$(8,440,613)
Class S:
Shares sold	31,383	$327,831	128,294	$1,035,908
Shares redeemed	(145,633)	(1,527,600)	(248,972)	(1,956,349)
Net decrease	(114,250)	$(1,199,769)	(120,678)	$(920,441)

Alger SMid Cap Growth Portfolio
Class I-2:
Shares sold	7,745,506	$57,218,701	2,646	$14,898
Shares redeemed	(235,629)	(1,722,927)	(115)	(684)
Net increase	7,509,877	$55,495,774	2,531	$14,214

Alger Small Cap Growth Portfolio
Class I-2:
Shares sold	4,483,084	$121,500,740	926,499	$19,799,723
Shares redeemed	(1,484,418)	(40,179,302)	(2,264,820)	(46,341,178)
Net increase (decrease)	2,998,666	$81,321,438	(1,338,321)	$(26,541,455)
Class S:
Shares sold	9,706	$265,814	35,035	$660,427
Shares redeemed	(159,812)	(4,218,873)	(349,140)	(6,742,081)
Net decrease	(150,106)	$(3,953,059)	(314,105)	$(6,081,654)

Alger Growth & Income Portfolio
Class I-2:
Shares sold	306,756	$2,848,162	363,903	$2,931,455
Dividends reinvested	50,119	475,630	107,143	768,219
Shares redeemed	(592,625)	(5,526,837)	(840,309)	(6,542,874)
Net decrease	(235,750)	$(2,203,045)	(369,263)	$(2,843,200)

Alger Balanced Portfolio
Class I-2:
Shares sold	344,508	$3,737,437	843,697	$8,050,600
Dividends reinvested	285,275	3,115,202	438,986	3,885,030
Shares redeemed	(1,127,126)	(12,280,529)	(3,183,478)	(29,662,623)
Net decrease	(497,343)	$(5,427,890)	(1,900,795)	$(17,726,993)
Class S:
Shares sold	56	$698	4,947	$46,643
Dividends reinvested	454	5,390	760	7,319
Shares redeemed	(1,218)	(14,242)	(3,249)	(31,898)
Net increase (decrease)	(708)	$(8,154)	2,458	$22,064

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 7 — Income Tax Information:

The tax character of distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	SIX MONTHS ENDED JUNE 30, 2010	YEAR ENDED DECEMBER 31, 2009
Alger Capital Appreciation Portfolio
Distributions paid from:
Ordinary Income	$1,035,743	—
Long-term capital gain	—	—
Total distributions paid	$1,035,743	—

Alger Large Cap Growth Portfolio
Distributions paid from:
Ordinary Income	2,534,461	$2,003,833
Long-term capital gain	—	—
Total distributions paid	$2,534,461	$2,003,833

Alger Mid Cap Growth Portfolio
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

Alger SMid Cap Growth Portfolio
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

Alger Small Cap Growth Portfolio
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

Alger Growth & Income Portfolio
Distributions paid from:
Ordinary Income	475,630	768,219
Long-term capital gain	—	—
Total distributions paid	$475,630	$768,219

Alger Balanced Portfolio
Distributions paid from:
Ordinary Income	3,120,592	3,892,349
Long-term capital gain	—	—
Total distributions paid	$3,120,592	$3,892,349

As of December 31, 2009, the components of accumulated gains and losses on a tax basis were as follows:

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio
Undistributed ordinary income	$1,035,177
Undistributed long-term gains	—
Net accumulated earnings	1,035,177
Capital loss carryforwards	(78,608,636)
Post-October losses	—
Temporary differences	(54,273)
Net unrealized appreciation	16,490,187
Total accumulated losses	$(61,137,545)

Alger Large Cap Growth Portfolio
Undistributed ordinary income	2,533,920
Undistributed long-term gains	—
Net accumulated earnings	2,533,920
Capital loss carryforwards	(310,965,228)
Post-October losses	(5,818,657)
Temporary differences	(499)
Net unrealized appreciation	20,573,089
Total accumulated losses	$(293,677,375)

Alger Mid Cap Growth Portfolio
Undistributed ordinary income	—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(108,726,759)
Post-October losses	—
Temporary differences	18,654
Net unrealized appreciation	7,241,682
Total accumulated losses	$(101,466,423)

Alger SMid Cap Growth Portfolio
Undistributed ordinary income	—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(650,536)
Post-October losses	(4,961)
Temporary differences	200
Net unrealized appreciation	125,912
Total accumulated losses	$(529,385)

Alger Small Cap Growth Portfolio
Undistributed ordinary income	—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(54,340,130)
Post-October losses	(2,688,360)
Temporary differences	43,931
Net unrealized appreciation	35,782,822
Total accumulated losses	$(21,201,737)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio
Undistributed ordinary income	475,451
Undistributed long-term gains	—
Net accumulated earnings	475,451
Capital loss carryforwards	(31,929,270)
Post-October losses	(482,913)
Temporary differences	(116,469)
Net unrealized depreciation	(1,033,519)
Total accumulated losses	$(33,086,720)

Alger Balanced Portfolio
Undistributed ordinary income	3,120,126
Undistributed long-term gains	—
Net accumulated earnings	3,120,126
Capital loss carryforwards	(28,795,525)
Post-October losses	(972,161)
Temporary differences	(47,545)
Net unrealized appreciation	1,383,518
Total accumulated losses	$(25,311,587)

At December 31, 2009, the Portfolios, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

Expiration Dates	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger SMid Cap Growth Portfolio
2010	$52,924	$197,581,667	—	—
2011	—	31,134,918	—	—
2016	56,790,836	32,243,835	$55,983,383	$341,116
2017	21,764,876	50,004,808	52,743,376	309,420
Total	78,608,636	310,965,228	108,726,759	650,536

Expiration Dates	Alger Small Cap Growth Portfolio	Alger Growth & Income Portfolio	Alger Balanced Portfolio
2010	—	$17,026,081	—
2011	—	5,270,882	—
2016	$22,354,958	3,684,992	$5,011,864
2017	31,985,172	5,947,315	23,783,661
Total	54,340,130	31,929,270	28,795,525

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the portfolio’s next taxable year.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, the tax treatment of premium/discount on debt securities, the tax treatment of partnerships investments, and return of capital from Real Estate Investment Trust investments.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Portfolios, resulted in the following reclassifications among the Portfolio’s components of net assets at December 31, 2009:

Alger Capital Appreciation Portfolio
Undistributed net investment income	$(251,600)
Accumulated net realized loss	$224,248
Paid in capital	$27,352

Alger Large Cap Growth Portfolio
Undistributed net investment income	$(274,790)
Accumulated net realized loss	$307,529
Paid in capital	$(32,739)

Alger Mid Cap Growth Portfolio
Undistributed net investment income	$216,048
Accumulated net realized loss	$246,263
Paid in capital	$(462,311)

Alger SMid Cap Growth Portfolio
Undistributed net investment income	$6,864
Accumulated net realized loss	$174
Paid in capital	$(7,038)

Alger Small Cap Growth Portfolio
Undistributed net investment income	$2,139,306
Accumulated net realized loss	—
Paid in capital	$(2,139,306)

Alger Growth & Income Portfolio
Undistributed net investment income	$(108,181)
Accumulated net realized loss	$2,899
Paid in capital	$105,282

Alger Balanced Portfolio
Undistributed net investment income	$(52,737)
Accumulated net realized loss	$(1,912)
Paid in capital	$54,649

NOTE 8 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments.  The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolios’ investments carried at fair value. There were no significant transfers of investment assets between Levels 1 and 2 as of June 30, 2010.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$19,391,219	$19,391,219	—	—
Consumer Staples	11,873,269	11,873,269	—	—
Energy	23,530,348	23,530,348	—	—
Financials	15,463,975	15,463,975	—	—
Health Care	30,132,211	30,132,211	—	—
Industrials	26,409,241	26,409,241	—	—
Information Technology	94,595,187	94,595,187	—	—
Materials	6,603,311	6,603,311	—	—
Telecommunication Services	572,352	572,352	—	—
TOTAL COMMON STOCKS	$228,571,113	$228,571,113	—	—
SHORT-TERM INVESTMENTS
Time Deposits	$9,196,755	—	$9,196,755	—
TOTAL INVESTMENTS IN SECURITIES	$237,767,868	$228,571,113	$9,196,755	—

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$25,411,597	$25,411,597	—	—
Consumer Staples	37,831,464	37,831,464	—	—
Energy	24,580,948	24,580,948	—	—
Financials	19,416,331	19,416,331	—	—
Health Care	44,325,450	44,325,450	—	—
Industrials	31,662,759	31,662,759	—	—
Information Technology	101,501,197	101,501,197	—	—
Materials	14,484,720	14,484,720	—	—
Telecommunication Services	2,025,846	2,025,846	—	—
Utilities	3,384,576	3,384,576	—	—
TOTAL COMMON STOCKS	$304,624,888	$304,624,888	—	—
SHORT-TERM INVESTMENTS
Time Deposits	$2,989,100	—	$2,989,100	—
TOTAL INVESTMENTS IN SECURITIES	$307,613,988	$304,624,888	$2,989,100	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$26,917,572	$26,917,572	—	—
Consumer Staples	4,761,774	4,761,774	—	—
Energy	10,873,823	10,873,823	—	—
Financials	19,261,550	19,261,550	—	—
Health Care	29,906,017	29,906,017	—	—
Industrials	22,274,302	22,274,302	—	—
Information Technology	39,175,218	39,175,218	—	—
Materials	7,213,546	7,213,546	—	—
TOTAL COMMON STOCKS	$160,383,802	$160,383,802	—	—
CONVERTIBLE CORPORATE BONDS
Telecommunication Services	$1,903,230	—	$1,903,230	—
SHORT-TERM INVESTMENTS
Time Deposits	$4,926,753	—	$4,926,753	—
TOTAL INVESTMENTS IN SECURITIES	$167,213,785	$160,383,802	$6,829,983	—

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$9,001,189	$9,001,189	—	—
Consumer Staples	1,164,189	1,164,189	—	—
Energy	2,341,719	2,341,719	—	—
Financials	3,433,410	3,433,410	—	—
Health Care	9,488,875	9,488,875	—	—
Industrials	9,159,186	9,159,186	—	—
Information Technology	13,578,586	13,578,586	—	—
Materials	2,105,785	2,105,785	—	—
Telecommunication Services	689,893	689,893	—	—
Utilities	630,158	630,158	—	—
TOTAL COMMON STOCKS	$51,592,990	$51,592,990	—	—
SHORT-TERM INVESTMENTS
Time Deposits	$2,224,439	—	$2,224,439	—
TOTAL INVESTMENTS IN SECURITIES	$53,817,429	$51,592,990	$2,224,439	—

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$81,735,372	$81,735,372	—	—
Consumer Staples	9,756,237	9,756,237	—	—
Energy	16,491,007	16,491,007	—	—
Financials	20,407,004	20,407,004	—	—
Health Care	90,619,811	90,619,811	—	—
Industrials	78,848,031	78,848,031	—	—
Information Technology	106,874,284	106,874,284	—	—
Materials	12,577,601	12,577,601	—	—
Telecommunication Services	4,507,180	4,507,180	—	—
Utilities	5,645,497	5,645,497	—	—
TOTAL COMMON STOCKS	$427,462,024	$427,462,024	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Time Deposits	$15,044,724	—	$15,044,724	—
TOTAL INVESTMENTS IN SECURITIES	$442,506,748	$427,462,024	$15,044,724	—

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,718,153	$2,718,153	—	—
Consumer Staples	4,179,045	4,179,045	—	—
Energy	3,761,596	3,761,596	—	—
Financials	3,449,167	3,449,167	—	—
Health Care	3,300,534	3,300,534	—	—
Industrials	3,107,398	3,107,398	—	—
Information Technology	5,528,663	5,528,663	—	—
Materials	1,218,599	1,218,599	—	—
Telecommunication Services	816,594	816,594	—	—
Utilities	696,203	696,203	—	—
TOTAL COMMON STOCKS	$28,775,952	$28,775,952	—	—
CONVERTIBLE PREFERRED STOCK
Utilities	$155,655	$155,655	—	—
MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$135,148	$135,148	—	—
TOTAL INVESTMENTS IN SECURITIES	$29,066,755	$29,066,755	—	—

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,982,152	$4,982,152	—	—
Consumer Staples	7,677,255	7,677,255	—	—
Energy	5,302,953	5,302,953	—	—
Exchange Traded Funds	778,504	778,504	—	—
Financials	5,553,008	5,553,008	—	—
Health Care	7,259,823	7,259,823	—	—
Industrials	6,538,788	6,538,788	—	—
Information Technology	14,514,409	14,514,409	—	—
Materials	2,354,880	2,354,880	—	—
Telecommunication Services	448,320	448,320	—	—
TOTAL COMMON STOCKS	$55,410,092	$55,410,092	—	—
CONVERTIBLE CORPORATE BONDS
Energy	$1,057,500	—	$1,057,500	—
Information Technology	961,563	—	961,563	—
Materials	1,092,843	—	1,092,843	—
Telecommunication Services	448,875	—	448,875	—
Utilities	583,750	—	583,750	—
TOTAL CONVERTIBLE CORPORATE BONDS	$4,144,531	—	$4,144,531	—
CONVERTIBLE PREFERRED STOCK
Financials	$647,920	$647,920	—	—
Utilities	415,080	415,080	—	—
TOTAL CONVERTIBLE PREFERRED STOCK	$1,063,000	$1,063,000	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CORPORATE BONDS
Consumer Discretionary	$4,366,289	—	$4,366,289	—
Consumer Staples	1,570,048	—	1,570,048	—
Energy	1,623,295	—	1,623,295	—
Financials	11,175,538	—	11,175,538	—
Health Care	4,043,884	—	4,043,884	—
Industrials	1,445,343	—	1,445,343	—
Information Technology	2,125,316	—	2,125,316	—
Materials	977,619	—	977,619	—
Telecommunication Services	703,946	—	703,946	—
Utilities	2,312,098	—	2,312,098	—
TOTAL CORPORATE BONDS	$30,343,376	—	$30,343,376	—
MANDATORY CONVERTIBLE PREFERRED STOCK
Financials	$791,000	$791,000	—	—
MUNICIPAL BOND
Municipal Bonds	$683,859	—	$683,859	—
PREFERRED STOCKS
Financials	$1,006,000	$1,006,000	—	—
COLLATERALIZED MORTGAGE OBLIGATIONS
Asset Backed Securities	$2,445,224	—	$2,445,224	—
ASSET BACKED SECURITIES
Asset Backed Securities	$664,685	—	$664,685	—
Utilities	471,247	—	471,247	—
TOTAL ASSET BACKED SECURITIES	$1,135,932	—	$1,135,932	—
U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS
Collateralized Mortgage Backed Obligations	$4,352,021	—	$4,352,021	—
Federal National Mortgage Association	624,657	—	624,657	—
TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS	$4,976,678	—	$4,976,678	—
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
Federal Home Loan Bank	$217,847	—	$217,847	—
Federal National Mortgage Association	3,106,376	—	3,106,376	—
U.S. Treasury Bonds	1,203,750	—	1,203,750	—
U.S. Treasury Notes	7,511,189	—	7,511,189	—
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)	$12,039,162	—	$12,039,162	—
TOTAL INVESTMENTS IN SECURITIES	$114,038,854	$58,270,092	$55,768,762	—

NOTE 9 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Portfolios may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Portfolios purchase put options or write covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Portfolios will segregate assets to cover their obligations under option contracts.

There were no derivative instruments outstanding as of June 30, 2010.

For the six months ended June 30, 2010, the Alger Mid Cap Growth Portfolio had option purchases of $1,788,900 and option sales of $3,220,211. The effect of derivative instruments on the Statement of operations for the six months ended June 30, 2010 is as follows:

Amount of realized gain (loss) on derivatives recognized and disclosed in Net realized gain (loss) on investmensts in the Statement of Operations.

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$1,431,311
Total	$1,431,311

Change in unrealized appreciation (depreciation) on derivatives

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	—
Total	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 10 — Litigation:

In October 2006, Alger Management, the Distributor and Alger Shareholder Services, Inc. entered into a settlement with the office of the New York State Attorney General, and in January 2007, the Manager and Distributor entered into a settlement with the Securities and Exchange Commission (the “SEC”) in connection with practices in the mutual fund industry identified as “market timing” and “late trading.” As part of these settlements, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the “WVSC”), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the “WVUSA”), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager (the “Alger Mutual Funds”), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims in the Alger lawsuits were dismissed by the court, the Alger-related class and derivative suits were settled in principle, but such settlement remains subject to court approval. On May 19, 2010 the court preliminarily approved the settlement of the Alger-related lawsuits, subject to the hearing in due course of objections to the settlement, if any, by former or present shareholders entitled to raise such objections.

NOTE 11 — Subsequent Event:

Management of each Portfolio has evaluated events that have occurred subsequent to June 30, 2010. No such events have been identified which require recognition and disclosure.

THE ALGER PORTFOLIOS

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of a Portfolio, you incur two types of costs: transaction costs, if applicable; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting January 1, 2010 and ending June 30, 2010.

Actual Expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or deduction of insurance charges against assets or annuities. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Six Months Ended June 30, 2010(a)	Ratio of Expenses to Average Net Assets For the Six Months Ended June 30, 2010(b)
Alger Capital Appreciation Portfolio
Class I-2	Actual	$1,000.00	$904.80	$4.42	0.92%
	Hypothetical(c)	1,000.00	1,020.57	4.69	0.92
Class S	Actual	1,000.00	903.30	6.19	1.29
	Hypothetical(c)	1,000.00	1,018.70	6.56	1.29

		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During the Six Months Ended June 30, 2010(a)	Ratio of Expenses to Average Net Assets For the Six Months Ended June 30, 2010(b)
Alger Large Cap Growth Portfolio
Class I-2	Actual	$1,000.00	$918.10	$4.06	0.84%
	Hypothetical(c)	1,000.00	1,020.97	4.28	0.84
Class S	Actual	1,000.00	916.20	6.13	1.27
	Hypothetical(c)	1,000.00	1,018.80	6.46	1.27

Alger Mid Cap Growth Portfolio
Class I-2	Actual	$1,000.00	$930.70	$4.62	0.95%
	Hypothetical(c)	1,000.00	1,020.42	4.84	0.95
Class S	Actual	1,000.00	928.70	6.61	1.36
	Hypothetical(c)	1,000.00	1,018.35	6.92	1.36

Alger SMid Cap Growth Portfolio
Class I-2	Actual	$1,000.00	$965.50	$4.90	0.99%
	Hypothetical(c)	1,000.00	1,020.21	5.04	0.99

Alger Small Cap Growth Portfolio
Class I-2	Actual	$1,000.00	$984.80	$4.70	0.94%
	Hypothetical(c)	1,000.00	1,020.47	4.79	0.94
Class S	Actual	1,000.00	983.70	6.05	1.21
	Hypothetical(c)	1,000.00	1,019.11	6.16	1.21

Alger Growth & Income Portfolio
Class I-2	Actual	$1,000.00	$911.30	$4.67	0.97%
	Hypothetical(c)	1,000.00	1,020.32	4.94	0.97

Alger Balanced Portfolio
Class I-2	Actual	$1,000.00	$970.30	$4.17	0.84%
	Hypothetical(c)	1,000.00	1,020.97	4.28	0.84
Class S	Actual	1,000.00	942.50	32.12	6.56
	Hypothetical(c)	1,000.00	992.14	32.94	6.56

(a)       Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)       Annualized.

(c)        5% annual return before expenses.

Privacy Policy

Your Privacy Is Our Priority

At Fred Alger & Company, Incorporated (“Alger”) we value the confidence you have placed in us. In trusting us with your assets, you provide us with personal and financial data. Alger is committed to maintaining the confidentiality of the personal nonpublic information (“personal information”) entrusted to us by our customers. Your privacy is very important to us, and we are dedicated to safeguarding your personal information as we serve your financial needs.

Our Privacy Policy

We believe you should know about Alger’s Privacy Policy and how we collect and protect your personal information. This Privacy Policy (“Policy”) describes our practices and policy for collecting, sharing and protecting the personal information of our prospective, current and former customers. The Policy is applicable to Alger and its affiliate, Fred Alger Management, Inc., as well as the following funds:  The Alger Funds, The Alger Institutional Funds, The Alger Portfolios, Alger China-U.S. Growth Fund and The Alger Funds II. We are proud of our Policy and hope you will take a moment to read about it.

Information We Collect

The type of personal information we collect and use varies depending on the Alger products or services you select.

We collect personal information that enables us to serve your financial needs, develop and offer new products and services, and fulfill legal and regulatory requirements. Depending on the products or services you request, we obtain personal information about you from the following sources:

•                  Information, such as your name, address and social security number, provided on applications and other forms we receive from you or your representative;

•                  Information from your communications with Alger employees or from your representative, which may be provided to us by telephone, in writing or through Internet transactions; and

•                  Information about your transactions, such as the purchase and redemption of fund shares, account balances and parties to the transactions, which we receive from our affiliates or other third parties.

Sharing of Personal Information

We may share your personal information with our affiliates so that they may process and service your transactions.

However, Alger never sells customer lists to any third party. Further, we do not disclose personal information to nonaffiliated third parties, except as required by law or as permitted by law to service your account, such as follows:

•                  To third-party service providers that assist us in servicing your accounts (e.g. securities clearinghouses);

•                  To governmental agencies and law enforcement officials (e.g. valid subpoenas, court orders); and

•                  To financial institutions that perform marketing services on our behalf or with whom we have joint marketing agreements that provide for the confidentiality of personal information.

Our Security Practices

We protect your personal information by maintaining physical, electronic and procedural safeguards. When you visit Alger’s Internet sites your information is protected by our systems that utilize 128-bit data encryption, Secure Socket Layer (SSL) protocol, user names, passwords and other precautions. We have implemented safeguards to ensure that access to customer information is limited to employees, such as customer service representatives, who require such information to carry out their job responsibilities. Our employees are aware of their strict responsibility to respect the confidentiality of your personal information.

Thank you for choosing to invest with Alger. We value your relationship with us and assure you we will abide by our policy to protect your information.

Proxy Voting Policies

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Fund’s website at http://www.alger.com or on the SEC’s website at http://www.sec.gov

Fund Holdings

The Portfolios’ most recent month end portfolio holdings are available approximately sixty days after month end on the Fund’s website at www.alger.com. The Portfolios also file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3863.

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THE ALGER PORTFOLIOS

111 Fifth Avenue

New York, NY 10003

(800) 992-3862

www.alger.com

Investment Advisor

Fred Alger Management, Inc.

111 Fifth Avenue

New York, NY 10003

Distributor

Fred Alger & Company, Incorporated

111 Fifth Avenue

New York, NY 10003

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.

P.O. Box 8480

Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger American Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

APSAR

ITEM 2.  Code of Ethics.

Not applicable.

ITEM 3.  Audit Committee Financial Expert.

Not applicable.

ITEM 4.  Principal Accountant Fees and Services.

Not applicable.

ITEM 5.  Audit Committee of Listed Registrants.

Not applicable.

ITEM 6.  Investments.

Not applicable.

ITEM 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

ITEM 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  Exhibits.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: August 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: August 11, 2010

By:	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: August 11, 2010